UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05968
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended May 31, 2025:
  John Hancock High Yield Municipal Bond Fund
  John Hancock Municipal Opportunities Fund
  John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class A/JHSFX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	$62	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class A/JHSFX) returned 4.79% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.

TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class A/JHSFX)	2.44%	3.43%
Short Duration Municipal Opportunities Fund (Class A/JHSFX)—excluding sales charge	4.79%	4.23%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 2.25%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543953

489A-A

5/25

7/25

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class C/JHSHX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	$139	1.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class C/JHSHX) returned 4.12% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.

TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class C/JHSHX)	3.12%	3.45%
Short Duration Municipal Opportunities Fund (Class C/JHSHX)—excluding sales charge	4.12%	3.45%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543953

489A-C

5/25

7/25

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class I/JHSJX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	$48	0.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class I/JHSJX) returned 5.05% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.

TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class I/JHSJX)	5.05%	4.41%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543953

489A-I

5/25

7/25

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Short Duration Municipal Opportunities Fund
Class R6/JHSKX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Short Duration Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	$42	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Short Duration Municipal Opportunities Fund (Class R6/JHSKX) returned 5.11% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Duration (interest rate sensitivity) | Falling short-term municipal bond yields led to rising bond prices during the period.
Healthcare bonds | Bonds funding hospitals and continuing care retirement facilities added value.
Local general obligation (GO) bonds | The fund’s holdings among local GOs provided a boost to performance.

TOP PERFORMANCE DETRACTORS
Electric power bonds | Bonds funding municipal power utilities detracted from fund performance.
Longer-term municipal bonds | A small position in municipal bonds maturing in 5 to 10 years detracted from performance as this maturity sector declined overall during the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Short Duration Municipal Opportunities Fund (Class R6/JHSKX)	5.11%	4.44%
Bloomberg Municipal Bond Index	2.03%	1.80%
Bloomberg Municipal 1-5 Year Index	4.09%	2.21%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$53,794,541
Total number of portfolio holdings	181
Total advisory fees paid (net)	$0
Portfolio turnover rate	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543953

489A-R6

5/25

7/25

John Hancock Short Duration Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class A/TAMBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class A/TAMBX)	$74	0.73%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class A/TAMBX) returned 2.55% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class A/TAMBX)	(1.54)%	0.66%	1.61%
Municipal Opportunities Fund (Class A/TAMBX)—excluding sales charge	2.55%	1.49%	2.02%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4543934
52A-A
5/25
7/25
John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class C/TBMBX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class C/TBMBX)	$148	1.47%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class C/TBMBX) returned 1.79% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class C/TBMBX)	0.80%	0.73%	1.26%
Municipal Opportunities Fund (Class C/TBMBX)—excluding sales charge	1.79%	0.73%	1.26%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543934

52A-C
5/25
7/25
John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class I/JTBDX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class I/JTBDX)	$59	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class I/JTBDX) returned 2.71% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class I/JTBDX)	2.71%	1.62%	2.16%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543934

52A-I
5/25
7/25
John Hancock Municipal Opportunities Fund

John Hancock Municipal Opportunities Fund
Class R6/JTMRX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock Municipal Opportunities Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Opportunities Fund (Class R6/JTMRX)	$53	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Municipal Opportunities Fund (Class R6/JTMRX) returned 2.65% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
High-yield municipal bonds | The fund’s allocation in high-yield securities aided fund performance as high-yield bonds outperformed investment-grade securities.
Leasing-related municipal bonds | The fund’s holdings of bonds that finance leased equipment or facilities contributed positively to performance.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | A meaningful position in municipal bonds maturing in 10 to 20 years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Municipal Opportunities Fund (Class R6/JTMRX)	2.65%	1.65%	2.16%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,309,886,047
Total number of portfolio holdings	969
Total advisory fees paid (net)	$5,679,876
Portfolio turnover rate	54%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543934

52A-R6

5/25

7/25

John Hancock Municipal Opportunities Fund

John Hancock High Yield Municipal Bond Fund
Class A/JHTFX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class A/JHTFX)	$89	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class A/JHTFX) returned 2.94% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class A/JHTFX)	(1.12)%	1.61%	2.09%
High Yield Municipal Bond Fund (Class A/JHTFX)—excluding sales charge	2.94%	2.46%	2.51%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543946

59A-A

5/25

7/25

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class C/JCTFX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class C/JCTFX)	$165	1.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class C/JCTFX) returned 2.17% (excluding sales charges) for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class C/JCTFX)	1.19%	1.69%	1.74%
High Yield Municipal Bond Fund (Class C/JCTFX)—excluding sales charge	2.17%	1.69%	1.74%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543946

59A-C

5/25

7/25

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class I/JHYMX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class I/JHYMX)	$75	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class I/JHYMX) returned 3.09% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class I/JHYMX)	3.09%	2.62%	2.65%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

Class I shares were first offered 2-13-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543946

59A-I

5/25

7/25

John Hancock High Yield Municipal Bond Fund

John Hancock High Yield Municipal Bond Fund
Class R6/JCTRX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the John Hancock High Yield Municipal Bond Fund (the fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Municipal Bond Fund (Class R6/JCTRX)	$69	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
High Yield Municipal Bond Fund (Class R6/JCTRX) returned 3.31% for the year ended May 31, 2025. The most significant factors affecting fund performance during the period included declining short- and intermediate-term municipal bond yields, rising longer-term municipal bond yields, record levels of new municipal bond supply, and three short-term interest rate cuts by the U.S. Federal Reserve. The outperformance of high-yield bonds within the municipal market was another key factor during the period.
TOP PERFORMANCE CONTRIBUTORS
Healthcare bonds | Bonds funding several smaller regional hospitals that were acquired by larger healthcare providers performed well during the period.
Special tax municipal bonds | The fund benefited from holdings of special tax bonds funding land development projects.
Education-related municipal bonds | Bonds funding charter schools and higher education contributed the most in this sector.

TOP PERFORMANCE DETRACTORS
Longer-term municipal bonds | The fund’s position in municipal bonds maturing in 10 or more years detracted from performance as this maturity sector declined.
Industrial development bonds | The fund’s holdings in this sector declined overall for the period.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
High Yield Municipal Bond Fund (Class R6/JCTRX)	3.31%	2.65%	2.67%
Bloomberg Municipal Bond Index	2.03%	0.55%	2.13%
Bloomberg High Yield Municipal Bond Index	3.64%	3.83%	4.00%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$336,882,048
Total number of portfolio holdings	374
Total advisory fees paid (net)	$1,038,687
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
Effective October 1, 2024, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.45% of the fund’s average daily net assets.
This is a summary of certain changes to the fund since 6-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4543946

59A-R6

5/25

7/25

John Hancock High Yield Municipal Bond Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $137,811 and $132,340 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $2,086 and $239 for fiscal years ended May 31, 2025 and May 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $12,968 and $12,590 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,108 for the fiscal years ended May 31, 2025 and May 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended May 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $649,100 for the fiscal year ended May 31, 2025 and $983,076 for the fiscal year ended May 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended May 31, 2025 for the following funds:

  John Hancock High Yield Municipal Bond Fund

  John Hancock Municipal Opportunities Fund

  John Hancock Short Duration Municipal Opportunities Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
High Yield Municipal Bond Fund
Fixed income
May 31, 2025

John Hancock
High Yield Municipal Bond Fund

2	Fund’s investments
24	Financial statements
28	Financial highlights
32	Notes to financial statements
41	Report of independent registered public accounting firm
42	Tax information
1	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 108.8%				$366,608,832
(Cost $376,893,698)
Alabama 1.1%				3,832,672
Mobile County Industrial Development Authority AM/NS Calvert LLC Project, Series A, AMT	5.000	06-01-54	3,000,000	2,814,429
The Lower Alabama Gas District Gas Project, Series A	5.000	09-01-46	1,000,000	1,018,243
Alaska 0.4%				1,247,793
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement, Senior Class 1, Series A	4.000	06-01-50	1,500,000	1,247,793
Arizona 3.2%				10,848,858
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.250	07-01-53	685,000	632,892
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	2,370,000	1,848,265
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-41	1,000,000	927,704
Glendale Industrial Development Authority Royal Oaks Inspirata Pointe Project, Series A	5.000	05-15-56	1,000,000	832,997
Industrial Development Authority of the City of Phoenix Legacy Traditional Schools Project, Series A (A)	5.000	07-01-41	750,000	724,273
Maricopa County Industrial Development Authority Arizona Autism Charter School Project (A)	4.000	07-01-61	1,000,000	719,303
Maricopa County Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	6.000	07-01-52	375,000	377,695
Maricopa County Industrial Development Authority Valley Christian Schools Project, Series A (A)	6.250	07-01-53	510,000	485,678
Maricopa County Pollution Control Corp. El Paso Electric Company Palo Verde Project, Series A	4.500	08-01-42	1,000,000	939,679
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-64	1,220,000	1,074,190
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.375	06-15-64	1,500,000	1,528,347
The Industrial Development Authority of the County of Pima American Leadership Academy (A)	4.000	06-15-51	1,000,000	757,835
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arkansas 0.3%				$1,071,891
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	1,000,000	1,071,891
California 13.7%				46,051,778
California Community College Financing Authority Napa Valley College Project, Series A (A)	5.750	07-01-60	750,000	618,660
California Community Housing Agency Exchange at Bayfront Apartments, Series A-1 (A)	3.000	02-01-57	450,000	281,876
California County Tobacco Securitization Agency Series B-2 (B)	5.452	06-01-55	7,500,000	1,490,352
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	4,500,000	4,359,047
California Municipal Finance Authority NorthBay Healthcare Group	5.000	11-01-44	460,000	412,230
California Municipal Finance Authority Northbay Healthcare, Series A	5.250	11-01-47	705,000	647,505
California Municipal Finance Authority Turning Point Schools (A)	5.250	06-01-44	1,000,000	932,664
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.200	06-15-54	700,000	726,998
California Municipal Finance Authority Westside Neighborhood School Project (A)	6.375	06-15-64	1,050,000	1,095,308
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	250,000	217,620
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-56	700,000	599,525
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	650,000	532,923
California School Finance Authority Lighthouse Community Public Schools (A)	6.500	06-01-62	1,000,000	1,027,383
California School Finance Authority Sonoma County Junior College Project, Series A (A)	4.000	11-01-31	750,000	734,840
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.250	09-01-52	500,000	504,761
California Statewide Communities Development Authority Improvement Area No. 3	5.000	09-01-49	375,000	374,113
California Statewide Financing Authority Tobacco Securitization Program, Series C (A)(B)	9.485	06-01-55	8,000,000	507,173
City & County of San Francisco Community Facilities District No. 2016-1 Improvement Area No. 2, Treasure Island, Series A (A)	4.000	09-01-42	1,000,000	882,686
3	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Oroville Oroville Hospital	5.250	04-01-54	705,000	$535,195
City of Palm Desert Community Facilities District No. 2021-1	5.000	09-01-49	585,000	585,487
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	1,000,000	692,738
CSCDA Community Improvement Authority Altana Glendale, Series A-1 (A)	3.500	10-01-46	1,000,000	779,762
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (A)	4.000	10-01-56	500,000	369,215
CSCDA Community Improvement Authority Monterey Station Apartments, Series A-2 (A)	3.125	07-01-56	1,000,000	635,792
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (A)	3.000	03-01-57	1,500,000	947,056
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (A)	4.000	08-01-56	1,490,000	1,252,688
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (A)	4.000	07-01-56	400,000	296,138
Golden State Tobacco Securitization Corp. Series A-1	3.714	06-01-41	1,500,000	1,114,139
Golden State Tobacco Securitization Corp. Series B-2 (B)	5.513	06-01-66	7,850,000	842,092
Inland Empire Tobacco Securitization Corp. Series C-1 (B)	7.420	06-01-36	3,400,000	1,529,093
Kaweah Delta Health Care District Guild Series B	4.000	06-01-37	10,000	8,931
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	500,000	486,408
River Islands Public Financing Authority Community Facilities District No. 2023-1	4.500	09-01-44	500,000	461,602
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.500	09-01-48	1,000,000	1,020,342
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (C)	4.000	08-01-37	1,885,000	1,888,053
San Francisco City & County Airport Commission Series A, AMT (C)	5.250	05-01-55	15,000,000	15,167,793
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	1,470,000	1,493,590
Colorado 5.9%				19,914,183
Aerotropolis Regional Transportation Authority Special Revenue	4.250	12-01-41	1,000,000	869,773
Aerotropolis Regional Transportation Authority Special Revenue (A)	5.750	12-01-54	2,000,000	2,006,294
Colorado Health Facilities Authority CommonSpirit Health, Series A-1	4.000	08-01-44	1,575,000	1,365,509
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	4

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,500,000	$1,385,939
Fiddlers Business Improvement District Greenwood Village, GO (A)	5.550	12-01-47	1,265,000	1,255,553
Gold Hill Mesa Metropolitan District No. 2 Series B, GO	7.000	12-15-39	1,000,000	1,008,790
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	1,000,000	1,000,000
Independence Metropolitan District No. 3 Series A, GO	5.375	12-01-54	1,640,000	1,573,833
Lafferty Canyon Metropolitan District Series A, GO	5.625	12-01-55	1,440,000	1,366,099
Orchard Park Place South Metropolitan District, GO (A)	6.000	12-01-54	1,775,000	1,635,720
Pinery Commercial Metropolitan District No. 2 Colorado Special Revenue	5.750	12-01-54	500,000	480,288
Platte River Metropolitan District Series A, GO (A)	6.500	08-01-53	601,000	598,440
Pueblo Urban Renewal Authority EVRAZ Project, Series A (A)	4.750	12-01-45	1,000,000	865,340
Rampart Range Metropolitan District No. 5	4.000	12-01-51	1,500,000	1,171,946
Sky Ranch Community Authority Board Series B, GO	6.500	12-15-54	550,000	546,288
St. Vrain Lakes Metropolitan District No. 4 Series A, GO (0.000% to 12-1-30, then 6.750% thereafter) (A)	0.000	09-20-54	1,500,000	1,003,307
Sterling Ranch Community Authority Board Special Improvement District No. 1	5.625	12-01-43	871,000	869,801
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (B)	7.916	12-01-37	1,066,667	405,774
West Meadow Metropolitan District Series A, GO (A)	6.000	12-01-38	500,000	505,489
Connecticut 1.3%				4,518,230
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	500,000	469,638
Great Pond Improvement District Great Pond Phase 1 Project (A)	4.750	10-01-48	965,000	867,032
Stamford Housing Authority Mozaic Concierge Living Project, Series A	6.250	10-01-60	1,500,000	1,421,969
Town of Hamden Whitney Center Project	5.000	01-01-50	2,060,000	1,759,591
Delaware 0.2%				728,807
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	3.000	06-01-32	450,000	404,160
5	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware State Economic Development Authority Aspira of Delaware Charter Operations, Inc. Project, Series A	4.000	06-01-42	390,000	$324,647
District of Columbia 4.3%				14,627,394
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (D)	6.500	10-01-41	3,000,000	3,137,366
Metropolitan Washington District of Columbia Airports Authority Series A, AMT (C)	5.250	10-01-49	11,320,000	11,490,028
Florida 6.3%				21,233,688
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,000,000	1,005,945
Capital Projects Finance Authority Kissimmee Charter Academy Project (A)	6.625	06-15-59	445,000	452,269
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-64	1,890,000	1,651,041
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	310,000	316,648
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.625	06-15-44	250,000	250,876
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	6.000	06-15-54	250,000	251,944
Capital Trust Authority The Classical Academy of Sarasota Project, Series A (A)	5.250	07-01-54	500,000	446,321
Charlotte County Industrial Development Authority Town and Country Utilities Project, Series A, AMT (A)	4.000	10-01-51	1,800,000	1,407,685
City of Jacksonville Jacksonville University Project, Series B (A)	5.000	06-01-53	750,000	612,822
City of Pompano Beach John Knox Village Project, Series A	4.000	09-01-56	400,000	301,164
City of Venice Village on the Isle Project, Series A (A)	5.625	01-01-60	1,100,000	1,038,198
County of Lake Imagine South Lake Charter School Project, Series A (A)	5.000	01-15-49	950,000	831,157
Escambia County Health Facilities Authority Baptist Health Care Corp. Health Facilities, Series A	4.000	08-15-50	1,640,000	1,330,710
Florida Development Finance Corp. Brightline Passenger Rail Expansion Project, Series A, AMT (A)	8.250	07-01-57	500,000	509,116
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	6

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Development Finance Corp. River City Science Academy	5.000	07-01-57	670,000	$617,808
Florida Higher Educational Facilities Financial Authority Jacksonville University, Series A-1 (A)	5.000	06-01-48	750,000	634,363
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	1,000,000	839,468
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project, Phase 2	4.000	05-01-51	925,000	734,082
Middleton Community Development District A Special Assessment Revenue	4.000	05-01-34	200,000	196,366
Middleton Community Development District A Special Assessment Revenue	4.200	05-01-39	655,000	622,663
Middleton Community Development District A Special Assessment Revenue	4.550	05-01-44	550,000	511,856
Middleton Community Development District A Special Assessment Revenue	4.750	05-01-55	200,000	182,637
Middleton Community Development District A Special Assessment Revenue	6.200	05-01-53	995,000	1,028,554
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-47	1,000,000	968,418
Palm Beach County Health Facilities Authority Toby & Leon Cooperman Sinai Residences	5.000	06-01-55	145,000	130,637
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	1,750,000	1,723,639
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(E)	5.875	01-01-33	950,000	551,000
Portico Community Development District Series 1	3.200	05-01-31	995,000	933,228
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-25	180,000	178,828
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-41	130,000	106,038
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-46	50,000	37,855
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	1,155,000	830,352
Georgia 0.4%				1,297,781
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-37	45,000	43,793
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	245,000	254,681
7	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.200	06-15-33	500,000	$503,461
The Development Authority of Cobb County Northwest Classical Academy Project, Series A (A)	5.700	06-15-38	500,000	495,846
Idaho 0.7%				2,290,923
Avimor Community Infrastructure District No. 1 Assessment Area 5 (A)	5.875	09-01-53	933,000	938,395
Avimor Community Infrastructure District No. 1 Assessment Area 6, Series B (A)	5.500	09-01-53	1,400,000	1,352,528
Illinois 4.1%				13,698,609
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,006,268
Chicago Board of Education Series D, GO	5.000	12-01-46	500,000	454,446
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,017,673
Illinois Finance Authority Clark-Lindsey Village, Series A	5.500	06-01-57	1,250,000	1,030,482
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	5.250	08-01-38	500,000	518,730
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.000	10-01-45	1,000,000	980,962
Illinois Finance Authority Goodman Theatre Project, Series A (A)	6.125	10-01-50	1,000,000	980,382
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	750,000	826,377
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-49	550,000	504,777
Illinois Finance Authority Westminster Village, Series A	5.250	05-01-38	1,085,000	1,036,860
Upper Illinois River Valley Development Authority Elgin Math & Science Academy Charter School Project, Series A (A)	5.750	03-01-53	1,000,000	965,276
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	2,000,000	1,762,312
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	1,500,000	1,425,790
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series B (A)	5.750	12-01-43	1,200,000	1,188,274
Indiana 2.1%				6,946,208
City of Valparaiso Pratt Paper LLC Project, AMT (A)	5.000	01-01-54	500,000	462,590
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	8

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Finance Authority BHI Senior Living	5.000	11-15-38	1,000,000	$1,004,731
Indiana Finance Authority Marquette Project, Series A (F)	5.125	03-01-45	1,000,000	972,669
Indiana Finance Authority Polyflow Industry Project, AMT (A)(E)	7.000	03-01-39	2,830,000	435,776
Indiana Finance Authority Student Housing Project, Series A	5.250	07-01-64	750,000	726,583
Indiana Finance Authority The Methodist Hospital Inc., Series A	5.500	09-15-44	1,420,000	1,438,488
Indiana Finance Authority Tippecanoe LLC Student Housing Project, Series A	5.375	06-01-64	1,000,000	987,385
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	6.125	03-01-57	885,000	917,986
Iowa 1.2%				4,160,099
Iowa Finance Authority Alcoa, Inc. Project	4.750	08-01-42	830,000	792,118
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	2,000,000	1,656,331
Iowa Finance Authority Northcrest, Inc. Project, Series A	5.000	03-01-48	1,090,000	976,205
Iowa Tobacco Settlement Authority Series B-2 (B)	4.836	06-01-65	5,000,000	735,445
Kansas 0.8%				2,567,524
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	625,000	588,738
Wyandotte County-Kansas City Unified Government Village East Project Areas 2B (A)	5.250	09-01-35	1,960,000	1,978,786
Kentucky 0.2%				608,110
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	720,000	608,110
Louisiana 0.6%				2,038,222
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	1,000,000	974,969
St. James Parish NuStar Logistics LP Project (A)	6.100	12-01-40	1,000,000	1,063,253
Maryland 0.6%				2,172,239
City of Rockville Ingleside at King Farm Project, Series B	4.250	11-01-37	20,000	17,971
9	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
County of Howard Downtown Columbia Project, Series A (A)	4.500	02-15-47	750,000	$662,000
County of Prince George’s Collington Episcopal Life	5.250	04-01-47	225,000	194,073
Maryland Economic Development Corp. Morgan St. University Project, Series A	6.000	07-01-58	1,000,000	1,047,833
Maryland Health & Higher Educational Facilities Authority Monocacy Montessori Communities (A)	5.875	07-01-43	250,000	250,362
Massachusetts 1.8%				6,147,759
Massachusetts Development Finance Agency Gingercare Living Issue, Series A (A)	5.875	12-01-60	1,850,000	1,687,541
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-42	250,000	241,886
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	4.250	07-01-34	200,000	195,386
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-44	500,000	476,117
Massachusetts Development Finance Agency Merrimack College Student Housing Project, Series A (A)	5.000	07-01-60	1,980,000	1,786,487
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	1,750,000	1,760,342
Michigan 1.3%				4,397,459
City of Detroit, GO	5.500	04-01-37	450,000	474,473
Michigan Finance Authority Capital Appreciation Tobacco Settlement, Series B-2, Class 2 (B)	5.817	06-01-65	15,000,000	1,511,961
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-41	1,000,000	832,268
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-51	1,000,000	760,266
Summit Academy North Michigan Public School Academy	4.000	11-01-41	1,000,000	818,491
Minnesota 0.4%				1,502,008
City of Apple Valley PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase III Project, Series A	5.625	09-01-65	1,000,000	992,268
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series B	5.250	06-15-47	500,000	509,740
Mississippi 0.4%				1,429,392
City of Gulfport Memorial Hospital at Gulfport Project	5.500	07-01-50	1,400,000	1,429,392
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	10

	Rate (%)	Maturity date	Par value^	Value
Missouri 2.0%				$6,751,480
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	1,000,000	990,471
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-46	1,000,000	927,608
Kansas City Industrial Development Authority Historic Northeast Redevelopment Plan, Series A-1 (A)	5.000	06-01-54	650,000	580,580
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	500,000	501,619
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-46	1,265,000	1,090,254
St. Louis Land Clearance for Redevelopment Authority Kiel Opera House Renovation Project	3.875	10-01-35	2,000,000	1,900,567
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	6.000	10-01-49	800,000	760,381
Montana 0.2%				508,414
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	800,000	508,414
Nevada 0.1%				486,283
City of Las Vegas Special Improvement District No. 816 Summerlin Village 22	3.125	06-01-46	700,000	486,283
New Hampshire 1.8%				6,138,799
New Hampshire Business Finance Authority Megatel Projects (A)(B)	6.239	12-15-33	3,000,000	1,775,488
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.625	04-01-59	35,000	33,917
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	1,000,000	1,005,853
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	500,000	401,457
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,000,000	1,991,321
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	850,084
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	80,000	80,679
New Jersey 1.3%				4,382,023
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.625	01-01-45	3,000,000	3,040,778
New Jersey Health Care Facilities Financing Authority St. Joseph’s Healthcare System	4.000	07-01-48	440,000	362,009
11	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	4.125	07-01-33	500,000	$495,259
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	4.500	07-01-40	100,000	95,405
The Passaic County Improvement Authority Paterson Charter School for Science & Technology, Inc.	5.000	07-01-44	400,000	388,572
New York 11.2%				37,817,698
Albany Capital Resource Corp. KIPP Capital Region Public Charter Schools Project	4.500	06-01-44	200,000	182,367
Build NYC Resource Corp. Bold Charter School Project (A)	6.000	07-01-60	1,500,000	1,496,897
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	1,000,000	848,902
Build NYC Resource Corp. Shefa School Project, Series A (A)	5.000	06-15-51	250,000	222,044
Build NYC Resource Corp. South Bronx Charter School for International Culture and the Arts Project, Series A (A)	7.000	04-15-53	750,000	778,843
City of New York Series G-1, GO (C)	5.250	02-01-53	20,000,000	20,746,528
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	1,550,000	1,399,669
Erie Tobacco Asset Securitization Corp. Series A (A)(B)	8.993	06-01-60	15,000,000	704,519
Nassau County Tobacco Settlement Corp. Series D (B)	8.350	06-01-60	12,000,000	695,383
New York Counties Tobacco Trust IV Series F (B)	8.447	06-01-60	17,000,000	954,499
New York Liberty Development Corp. World Trade Center, Class 1-3 (A)	5.000	11-15-44	850,000	825,217
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	1,000,000	1,000,179
New York State Environmental Facilities Corp. Casella Waste System, Inc. Project, Series R-2, AMT (A)	5.125	09-01-50	1,000,000	1,021,317
New York Transportation Development Corp. American Airlines Inc., John F. Kennedy International Airport, AMT	3.000	08-01-31	200,000	183,082
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport Terminals C&D Redevelopment, AMT	4.375	10-01-45	1,000,000	885,663
New York Transportation Development Corp. John F. Kennedy International Airport Project, AMT	5.000	06-30-60	1,000,000	936,802
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	12

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	4.000	04-30-53	500,000	$392,990
Niagara Area Development Corp. Covanta Project, Series A, AMT (A)	4.750	11-01-42	500,000	453,042
Oneida Indian Nation of New York Series A (A)	7.250	09-01-34	1,000,000	994,762
Oneida Indian Nation of New York Series B (A)	6.000	09-01-43	250,000	263,159
Suffolk Regional Off-Track Betting Company	6.000	12-01-53	500,000	511,047
Westchester County Local Development Corp. The Knolls Project, Series A	5.125	07-01-55	300,000	228,788
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project (D)	5.000	11-01-51	1,025,000	1,025,297
Westchester County Local Development Corp. Westchester Medical Center Obligated Group Project	6.250	11-01-52	1,000,000	1,066,702
North Carolina 0.6%				2,053,774
North Carolina Medical Care Commission Penick Village Project, Series A	5.500	09-01-54	1,665,000	1,536,960
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series A	5.000	10-01-44	525,000	516,814
Ohio 5.8%				19,610,597
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	3.000	06-01-48	1,770,000	1,234,241
Buckeye Tobacco Settlement Financing Authority Series A-2, Class 1	4.000	06-01-48	1,550,000	1,294,696
Buckeye Tobacco Settlement Financing Authority Series B-2, Class 2	5.000	06-01-55	7,465,000	6,459,047
Buckeye Tobacco Settlement Financing Authority Series B-3, Class 2 (B)	7.485	06-01-57	15,000,000	1,439,792
Cleveland-Cuyahoga County Port Authority Constellation Schools Project, Series A (A)	5.875	01-01-49	500,000	466,192
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	665,000	639,367
County of Lucas Promedica Healthcare, Series B	4.000	11-15-45	950,000	767,353
County of Montgomery Solvita Project	5.250	09-01-49	1,000,000	1,010,551
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-32	375,000	396,965
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-44	500,000	490,945
13	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Dayton-Montgomery County Port Authority Dayton Regional STEM School, Inc. Project	5.000	12-01-60	665,000	$618,182
Greene County Port Authority Community First Solutions Obligated Group, Series B	5.000	05-15-55	1,000,000	921,201
Northeast Ohio Medical University Series A	4.000	12-01-45	335,000	280,852
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (A)	4.500	01-15-48	1,000,000	878,720
Ohio Higher Educational Facility Commission Judson Obligated Group 2020 Project, Series A	5.000	12-01-42	485,000	462,041
Ohio Higher Educational Facility Commission Otterbein University 2022 Project	4.000	12-01-46	500,000	400,876
Port of Greater Cincinnati Development Authority RBM Phase 3 Garage Project	5.125	12-01-55	1,000,000	923,603
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	925,973
Oklahoma 0.9%				2,863,792
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.500	08-15-52	1,000,000	984,233
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	965,000	805,491
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-40	1,000,000	1,074,068
Oregon 1.3%				4,475,941
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.625	06-15-55	710,000	692,030
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	6.000	06-15-65	1,000,000	1,007,329
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-40	420,000	406,009
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.375	12-01-45	415,000	395,372
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.500	12-01-54	1,145,000	1,078,783
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	1,000,000	896,418
Pennsylvania 4.4%				14,797,557
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.500	06-15-38	600,000	618,084
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	14

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	6.000	06-15-53	500,000	$510,176
Allentown Neighborhood Improvement Zone Development Authority City Center Project (A)	5.000	05-01-42	1,450,000	1,398,040
Beaver County Industrial Development Authority FirstEnergy Generation Project, Series B	3.750	10-01-47	3,030,000	2,406,860
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	679,000	628,218
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	1,091,000	942,984
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	1,216,000	686,372
Bucks County Industrial Development Authority Grand View Hospital Project	4.000	07-01-46	350,000	287,057
Chester County Industrial Development Authority Collegium Charter School Project (A)	5.625	10-15-42	650,000	647,167
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	150,000	147,757
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	1,035,000	1,008,483
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-46	1,425,000	1,158,274
Lancaster Industrial Development Authority Landis Homes Retirement Community Project	4.000	07-01-51	1,000,000	774,413
Lancaster Municipal Authority Garden Spot Village Project, Series B	5.000	05-01-59	560,000	528,417
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-55	500,000	464,457
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living Project, Series B-1	5.250	07-01-49	1,000,000	993,688
Philadelphia Authority for Industrial Development Discovery Charter School, Inc. Project (A)	5.000	04-15-42	625,000	564,747
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-56	1,400,000	1,032,363
Puerto Rico 2.1%				6,947,675
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (B)	2.771	11-01-43	3,302,904	1,981,742
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-41	1,550,000	1,327,489
15	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Puerto Rico (continued)
Puerto Rico Commonwealth Series A-1, GO	4.000	07-01-46	1,615	$1,327
Puerto Rico Highway & Transportation Authority Teodoro Moscoso Bridge, Series A (B)	8.115	07-01-26	1,343,000	1,232,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.485	07-01-46	2,475,000	789,684
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (B)	5.631	07-01-51	3,450,000	809,423
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	900,000	805,472
South Carolina 1.3%				4,323,876
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.750	11-15-54	1,375,000	1,384,795
South Carolina Jobs-Economic Development Authority Bishop Gadsden Episcopal Retirement Community, Series A	4.000	04-01-34	25,000	24,388
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.750	09-01-55	2,000,000	1,979,839
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(E)	6.500	06-01-51	2,000,000	300,000
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	500,000	475,341
South Carolina Jobs-Economic Development Authority Still Hopes Episcopal Retirement Community	4.500	04-01-37	10,000	9,513
Texas 7.7%				25,817,166
Arlington Higher Education Finance Corp. Magellan International School (A)	6.250	06-01-52	1,000,000	1,000,384
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-45	1,000,000	924,064
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	10.000	06-01-42	2,000,000	1,700,000
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,000,000	850,000
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	16

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (E)	7.000	03-01-39	1,255,000	$1,004,000
Brazoria County Industrial Development Corp. Gladieux Metals Recycling LLC Project, AMT (A)(E)	8.500	03-01-39	1,900,000	1,520,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	4.000	07-15-41	1,000,000	866,109
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, AMT	6.625	07-15-38	800,000	801,697
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	1,850,000	1,901,926
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	1,100,000	1,104,557
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.125	09-01-45	500,000	462,316
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	5.375	09-01-55	640,000	594,206
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.000	06-15-34	325,000	314,239
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	5.750	06-15-44	575,000	542,403
Clifton Higher Education Finance Corp. Valor Education, Series A (A)	6.000	06-15-54	450,000	416,753
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	1,000,000	1,001,072
Harris County Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Project	5.000	01-01-37	150,000	150,491
Houston Higher Education Finance Corp. Houston Christian University Project	5.125	10-01-51	425,000	395,519
Houston Higher Education Finance Corp. Houston Christian University Project	5.250	10-01-54	1,145,000	1,076,664
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	500,000	348,271
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	1,150,000	1,152,236
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.250	01-01-42	1,000,000	950,488
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.500	01-01-57	1,000,000	917,320
17	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Series A	5.500	10-01-35	600,000	$596,324
New Hope Cultural Education Facilities Finance Corp. Series A	6.500	10-01-60	890,000	848,354
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.750	01-01-36	1,000,000	818,005
Port Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.125	01-01-44	500,000	472,879
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	500,000	366,607
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	1,000,000	905,106
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	700,000	716,216
San Antonio Education Facilities Corp. Hallmark University Project, Series A	5.000	10-01-51	615,000	455,368
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	380,000	389,263
Texas Private Activity Bond Surface Transportation Corp. Bond Surface Transportation Corp., AMT	5.500	06-30-43	250,000	254,329
Utah 1.8%				5,908,432
Mida Cormont Public Infrastructure District Series A-1, GO (A)	6.250	06-01-55	1,000,000	1,022,859
Mida Cormont Public Infrastructure District Series A-2, GO (0.000% to 6-1-29, then 6.750% thereafter) (A)	0.000	06-01-55	1,500,000	1,211,913
Mida Mountain Village Public Infrastructure District Series 2 (A)	6.000	06-15-54	500,000	502,014
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	300,000	285,652
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-41	500,000	438,139
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area No. 1	5.750	12-01-44	2,000,000	1,963,791
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	484,064
Vermont 0.4%				1,211,247
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	4.000	05-01-45	55,000	44,691
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	18

	Rate (%)	Maturity date	Par value^	Value
Vermont (continued)
Vermont Economic Development Authority Wake Robin Corp. Project, Series A	5.000	05-01-47	1,270,000	$1,166,556
Virgin Islands 0.7%				2,493,131
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	500,000	508,962
Virgin Islands Public Finance Authority Frenchman’s Reef Hotel Development, Series A (A)	6.000	04-01-53	2,000,000	1,984,169
Virginia 1.6%				5,394,195
Tobacco Settlement Financing Corp. Series D (B)	6.445	06-01-47	4,000,000	992,035
Virginia College Building Authority Regent University Project	4.000	06-01-46	1,755,000	1,439,606
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	07-01-39	1,210,000	1,105,760
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-48	2,250,000	1,856,794
Washington 1.6%				5,546,021
Skagit County Public Hospital District Skagit Regional Health	5.500	12-01-54	1,000,000	1,015,494
Washington State Convention Center Public Facilities District Series B	3.000	07-01-34	1,000,000	911,266
Washington State Convention Center Public Facilities District Series B	3.000	07-01-58	1,000,000	617,178
Washington State Housing Finance Commission Bayview Manor Project (A)	6.000	07-01-59	1,000,000	1,000,466
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series A (A)	5.875	01-01-59	1,000,000	939,242
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.250	07-01-59	1,000,000	1,062,375
West Virginia 0.6%				1,868,323
County of Ohio The Highlands Project	5.250	06-01-53	1,950,000	1,868,323
Wisconsin 10.1%				33,880,781
Public Finance Authority A Challenge Foundation Academy (A)	7.000	07-01-58	1,030,000	1,043,315
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-37	500,000	525,795
Public Finance Authority Air Cargo Facilities Project, AMT	5.500	07-01-38	250,000	260,550
Public Finance Authority Alpha Ranch Project, GO (A)(B)	6.089	12-15-38	2,065,000	916,758
19	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.500	06-01-55	305,000	$300,008
Public Finance Authority Cincinnati Classical Academy, Series A (A)	5.875	06-15-54	400,000	375,790
Public Finance Authority Cincinnati Classical Academy, Series A (A)	6.000	06-15-64	1,000,000	936,887
Public Finance Authority College Achieve Paterson Charter School (A)	4.000	06-15-42	1,000,000	833,797
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-54	555,000	515,214
Public Finance Authority Cornerstone Charter Academy Project	5.000	02-01-64	1,255,000	1,138,068
Public Finance Authority Founders Academy of Las Vegas Project, Series A (A)	6.625	07-01-53	250,000	252,757
Public Finance Authority Friends Homes, Inc. (A)	5.000	09-01-54	1,000,000	874,717
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	1,000,000	972,314
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-52	1,000,000	887,351
Public Finance Authority McLemore Hotel (A)	4.500	06-01-56	1,000,000	730,000
Public Finance Authority Midtown Project (A)(B)	6.232	12-15-34	2,150,000	1,197,473
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	5.500	09-01-30	500,000	514,413
Public Finance Authority Million Air Three LLC General Aviation Facilities Project, Series A, AMT (A)	6.250	09-01-46	700,000	708,453
Public Finance Authority Northspur Project (A)(B)	6.383	12-15-32	3,000,000	1,868,427
Public Finance Authority Quality Education Academy Project, Series A (A)	6.500	07-15-63	500,000	517,339
Public Finance Authority Revolution Academy, Series A (A)	6.250	10-01-53	1,000,000	1,013,182
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	490,000	412,361
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-42	10,000	10,407
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	780,000	601,385
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	20

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Roseman University of Health Sciences Project (A)	4.000	04-01-52	20,000	$20,814
Public Finance Authority Shining Rock Classical Academy	6.000	06-15-52	2,000,000	1,849,633
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	2,000,000	1,578,021
Public Finance Authority Southminster, Inc. (A)	5.000	10-01-53	225,000	198,016
Public Finance Authority Town of Scarborough - The Downs Project	5.000	08-01-39	1,600,000	1,542,431
Public Finance Authority Two Step Project (A)(B)	6.106	12-15-34	2,550,000	1,436,633
Public Finance Authority University of Hawaii Foundation Project (A)	4.000	07-01-61	500,000	362,048
Public Finance Authority University of Hawaii Foundation Project (A)	5.250	07-01-61	250,000	202,539
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	1,500,000	1,240,524
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	500,000	381,540
Public Finance Authority WFCS Portfolio Project (A)	5.000	01-01-56	200,000	171,534
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.125	04-01-57	900,000	750,841
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.000	07-01-60	1,850,000	1,746,350
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.625	07-01-60	1,500,000	1,522,619
Wisconsin Health & Educational Facilities Authority Dickson Hollow Phase II Project	6.125	10-01-59	1,000,000	977,836
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	750,000	504,857
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	1,500,000	973,070

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	5.750	08-15-59	1,000,000	1,014,714
21	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 0.7%				$2,216,428
(Cost $3,492,926)
Industrials 0.6%				1,969,568
Construction and engineering 0.6%
LBJ Infrastructure Group LLC (A)	3.797	12-31-57	3,000,000	1,969,568
Materials 0.1%				246,860
Paper and forest products 0.1%
Domtar Corp. (A)	6.750	10-01-28	281,000	246,860

	Yield (%)	Shares	Value
Short-term investments 0.5%			$1,819,147
(Cost $1,819,147)
Short-term funds 0.5%
John Hancock Collateral Trust (G)	4.2439(H)	181,867	1,819,147

Total investments (Cost $382,205,771) 110.0%			$370,644,407
Other assets and liabilities, net (10.0%)			(33,762,359)
Total net assets 100.0%			$336,882,048

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $131,230,010 or 39.0% of the fund’s net assets as of 5-31-25.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	All or a portion of this security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(E)	Non-income producing - Issuer is in default.
(F)	Security purchased or sold on a when-issued or delayed-delivery basis.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-25.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $381,017,259. Net unrealized depreciation aggregated to $10,372,852, of which $7,143,344 related to gross unrealized appreciation and $17,516,196 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	0.8
Assured Guaranty Municipal Corp.	0.3
TOTAL	1.1
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	22

The fund had the following portfolio composition as a percentage of total investments on 5-31-25:
General obligation bonds	11.3%
Revenue bonds	87.6%
Health care	20.2%
Education	16.6%
Development	16.1%
Other revenue	10.4%
Airport	8.9%
Tobacco	6.1%
Housing	3.4%
Transportation	3.0%
Facilities	1.2%
Pollution	1.1%
Water and sewer	0.4%
Utilities	0.2%
Corporate bonds	0.6%
Short-term investments	0.5%
TOTAL	100.0%
23	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $380,386,624)	$368,825,260
Affiliated investments, at value (Cost $1,819,147)	1,819,147
Total investments, at value (Cost $382,205,771)	370,644,407
Interest receivable	5,415,710
Receivable for fund shares sold	822,186
Receivable for investments sold	5,017
Receivable from affiliates	4,759
Other assets	66,286
Total assets	376,958,365
Liabilities
Payable for floating rate interests issued	38,310,000
Distributions payable	53,561
Payable for delayed-delivery securities purchased	983,460
Payable for fund shares repurchased	604,727
Payable to affiliates
Accounting and legal services fees	10,805
Transfer agent fees	22,521
Distribution and service fees	9,212
Trustees’ fees	446
Other liabilities and accrued expenses	81,585
Total liabilities	40,076,317
Net assets	$336,882,048
Net assets consist of
Paid-in capital	$356,097,004
Total distributable earnings (loss)	(19,214,956)
Net assets	$336,882,048

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($157,835,151 ÷ 23,479,288 shares)[1]	$6.72
Class C ($10,719,568 ÷ 1,594,338 shares)[1]	$6.72
Class I ($154,319,416 ÷ 22,923,235 shares)	$6.73
Class R6 ($14,007,913 ÷ 2,079,012 shares)	$6.74
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$7.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	24

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$15,603,163
Dividends from affiliated investments	170,163
Total investment income	15,773,326
Expenses
Investment management fees	1,450,147
Distribution and service fees	455,429
Interest expense	507,224
Accounting and legal services fees	54,052
Transfer agent fees	172,400
Trustees’ fees	6,686
Custodian fees	54,040
State registration fees	95,119
Printing and postage	29,014
Professional fees	81,022
Other	42,949
Total expenses	2,948,082
Less expense reductions	(562,223)
Net expenses	2,385,859
Net investment income	13,387,467
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,532,622)
Affiliated investments	294
(3,532,328)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,288,502)
Affiliated investments	21
(5,288,481)
Net realized and unrealized loss	(8,820,809)
Increase in net assets from operations	$4,566,658
25	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$13,387,467	$8,962,896
Net realized loss	(3,532,328)	(4,193,006)
Change in net unrealized appreciation (depreciation)	(5,288,481)	9,180,540
Increase in net assets resulting from operations	4,566,658	13,950,430
Distributions to shareholders
From earnings
Class A	(6,387,346)	(4,827,140)
Class C	(396,492)	(341,676)
Class I	(5,808,562)	(3,006,434)
Class R6	(491,614)	(337,637)
Total distributions	(13,084,014)	(8,512,887)
From fund share transactions	116,516,129	60,157,691
Total increase	107,998,773	65,595,234
Net assets
Beginning of year	228,883,275	163,288,041
End of year	$336,882,048	$228,883,275
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	26

STATEMENT OF CASH FLOWS  5-31-25

Cash flows from operating activities
Net increase in net assets from operations	$4,566,658
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(243,964,615)
Long-term investments sold	98,533,836
Net purchases and sales of short-term investments	2,436,925
Net amortization (accretion) of premium (discount)	(1,400,745)
(Increase) Decrease in assets:
Dividends and interest receivable	(1,814,338)
Receivable for investments sold	153,026
Receivable from affiliates	(3,124)
Other assets	(15,488)
Increase (Decrease) in liabilities:
Payable for investments purchased	(2,774,055)
Payable for delayed delivery securities purchased	(788,228)
Payable to affiliates	21,332
Other liabilities and accrued expenses	3,661
Net change in unrealized (appreciation) depreciation on:
Investments	5,288,481
Net realized (gain) loss on:
Investments	3,532,328
Net cash used in operating activities	$(136,224,346)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(476,594)
Proceeds from floating rate interests	37,055,000
Repayments of floating rate interests	(3,995,000)
Fund shares sold	185,532,819
Fund shares repurchased	(81,891,879)
Net cash flows provided by financing activities	$136,224,346
Cash at beginning of year	—
Cash at end of year	—
Supplemental disclosure of cash flow information:
Cash paid for interest	$(507,224)
Noncash financing activities not included herein consists of reinvestment of distributions	$12,585,954
27	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.83	$6.66	$7.23	$8.26	$7.32
Net investment income[1]	0.33	0.32	0.30	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.12)	0.15	(0.58)	(0.99)	0.94
Total from investment operations	0.21	0.47	(0.28)	(0.72)	1.22
Less distributions
From net investment income	(0.32)	(0.30)	(0.29)	(0.26)	(0.28)
From net realized gain	—	—	—	(0.05)	—
Total distributions	(0.32)	(0.30)	(0.29)	(0.31)	(0.28)
Net asset value, end of period	$6.72	$6.83	$6.66	$7.23	$8.26
Total return (%)[2,3]	2.94	7.30	(3.81)	(9.03)	16.83
Ratios and supplemental data
Net assets, end of period (in millions)	$158	$118	$100	$112	$125
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.13	1.03	1.05	0.96	1.03
Expenses including reductions[4]	0.88	0.81	0.84	0.85	0.89
Net investment income	4.66	4.76	4.50	3.32	3.48
Portfolio turnover (%)	34	22	33	42	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.18%, 0.06% and 0.05% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	28

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.83	$6.66	$7.23	$8.26	$7.32
Net investment income[1]	0.27	0.27	0.25	0.21	0.22
Net realized and unrealized gain (loss) on investments	(0.11)	0.15	(0.58)	(0.99)	0.94
Total from investment operations	0.16	0.42	(0.33)	(0.78)	1.16
Less distributions
From net investment income	(0.27)	(0.25)	(0.24)	(0.20)	(0.22)
From net realized gain	—	—	—	(0.05)	—
Total distributions	(0.27)	(0.25)	(0.24)	(0.25)	(0.22)
Net asset value, end of period	$6.72	$6.83	$6.66	$7.23	$8.26
Total return (%)[2,3]	2.17	6.50	(4.53)	(9.71)	15.96
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$10	$8	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[4]	1.88	1.78	1.80	1.71	1.78
Expenses including reductions[4]	1.63	1.56	1.59	1.60	1.64
Net investment income	3.90	4.01	3.75	2.55	2.75
Portfolio turnover (%)	34	22	33	42	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.18%, 0.06% and 0.05% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
29	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.84	$6.67	$7.24	$8.27	$7.33
Net investment income[1]	0.34	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.12)	0.15	(0.59)	(0.99)	0.94
Total from investment operations	0.22	0.48	(0.27)	(0.71)	1.23
Less distributions
From net investment income	(0.33)	(0.31)	(0.30)	(0.27)	(0.29)
From net realized gain	—	—	—	(0.05)	—
Total distributions	(0.33)	(0.31)	(0.30)	(0.32)	(0.29)
Net asset value, end of period	$6.73	$6.84	$6.67	$7.24	$8.27
Total return (%)[2]	3.09	7.45	(3.65)	(8.88)	16.99
Ratios and supplemental data
Net assets, end of period (in millions)	$154	$94	$47	$21	$15
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.88	0.78	0.80	0.71	0.78
Expenses including reductions[3]	0.74	0.66	0.69	0.70	0.74
Net investment income	4.82	4.90	4.68	3.48	3.62
Portfolio turnover (%)	34	22	33	42	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.18%, 0.06% and 0.05% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK High Yield Municipal Bond Fund	30

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$6.84	$6.68	$7.25	$8.28	$7.34
Net investment income[1]	0.34	0.33	0.32	0.28	0.29
Net realized and unrealized gain (loss) on investments	(0.11)	0.14	(0.59)	(0.99)	0.94
Total from investment operations	0.23	0.47	(0.27)	(0.71)	1.23
Less distributions
From net investment income	(0.33)	(0.31)	(0.30)	(0.27)	(0.29)
From net realized gain	—	—	—	(0.05)	—
Total distributions	(0.33)	(0.31)	(0.30)	(0.32)	(0.29)
Net asset value, end of period	$6.74	$6.84	$6.68	$7.25	$8.28
Total return (%)[2]	3.31	7.30	(3.62)	(8.83)	17.01
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$8	$7	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[3]	0.82	0.77	0.78	0.68	0.75
Expenses including reductions[3]	0.68	0.65	0.67	0.67	0.71
Net investment income	4.89	4.92	4.69	3.53	3.66
Portfolio turnover (%)	34	22	33	42	34

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.18%, 0.06% and 0.05% for the periods ended 5-31-25, 5-31-24 and 5-31-23, respectively.
31	JOHN HANCOCK High Yield Municipal Bond Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of income that is largely exempt from federal income taxes. Under normal market conditions, the fund invests in medium-and lower-quality municipal securities. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the
| JOHN HANCOCK High Yield Municipal Bond Fund	32

Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$366,608,832	—	$366,608,832	—
Corporate bonds	2,216,428	—	2,216,428	—
Short-term investments	1,819,147	$1,819,147	—	—
Total investments in securities	$370,644,407	$1,819,147	$368,825,260	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2025, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interest  - 1) floating rate interests (TOB floaters), which are sold to third party investors, and 2) residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term
33	JOHN HANCOCK High Yield Municipal Bond Fund |

municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters have interest rates that generally reset daily or weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB trust, as Interest expense on the Statement of operations.
At May 31, 2025, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$38,310,000
Interest rate (%)	2.77%
Collateral for TOB floaters outstanding	$49,292,402
For the year ended May 31, 2025, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$14,671,329
Average interest rate (%)	3.46%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2025.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
| JOHN HANCOCK High Yield Municipal Bond Fund	34

Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $2,254.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $2,251,982 and a long-term capital loss carryforward of $7,603,855 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$433,627	$309,160
Exempt Income	12,650,387	8,203,727
Total	$13,084,014	$8,512,887
35	JOHN HANCOCK High Yield Municipal Bond Fund |

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $1,039,158 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to defaulted bonds and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.59% of the first $75 million of the fund’s average daily net assets, (b) 0.52% of the next $75 million of the fund’s average daily net assets, (c) 0.46% of the next $1.85 billion of the fund’s average daily net assets, (d) 0.44% of the next $2 billion of the fund’s average daily net assets; and (e) 0.41% of the fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.45% of average daily net assets attributable to the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.58% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK High Yield Municipal Bond Fund	36

For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$201,394
Class C	14,759
Class I	180,131
Class	Expense reduction
Class R6	$15,176
Total	$411,460

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.37% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $140,294 and $10,469 for Class A and Class C shares, respectively, for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $118,359 for the year ended May 31, 2025. Of this amount, $15,317 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $103,042 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $8,769 and $2,579 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
37	JOHN HANCOCK High Yield Municipal Bond Fund |

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$350,735	$87,110
Class C	104,694	6,359
Class I	—	78,433
Class R6	—	498
Total	$455,429	$172,400
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,145,569	$64,084,420	4,985,163	$33,620,267
Distributions reinvested	878,615	6,158,409	689,743	4,617,226
Repurchased	(3,799,193)	(26,441,045)	(3,506,421)	(23,518,181)
Net increase	6,224,991	$43,801,784	2,168,485	$14,719,312
Class C shares
Sold	488,213	$3,440,399	538,083	$3,602,384
Distributions reinvested	56,431	395,767	50,870	340,428
Repurchased	(359,509)	(2,520,154)	(445,532)	(2,973,376)
Net increase	185,135	$1,316,012	143,421	$969,436
Class I shares
Sold	15,604,619	$108,956,197	9,531,294	$63,200,662
Distributions reinvested	790,051	5,540,353	424,641	2,856,806
Repurchased	(7,168,357)	(49,720,733)	(3,346,004)	(22,146,289)
Net increase	9,226,313	$64,775,817	6,609,931	$43,911,179
| JOHN HANCOCK High Yield Municipal Bond Fund	38

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,336,620	$9,378,477	580,877	$3,874,849
Distributions reinvested	70,079	491,425	50,346	337,625
Repurchased	(465,126)	(3,247,386)	(553,461)	(3,654,710)
Net increase	941,573	$6,622,516	77,762	$557,764
Total net increase	16,578,012	$116,516,129	8,999,599	$60,157,691
Affiliates of the fund owned 7% of shares of Class R6 on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $243,964,615 and $98,533,836, respectively, for the year ended May 31, 2025.
Note 7—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	181,867	$4,255,757	$113,321,174	$(115,758,099)	$294	$21	$170,163	—	$1,819,147
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the
39	JOHN HANCOCK High Yield Municipal Bond Fund |

Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK High Yield Municipal Bond Fund	40

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations and cash flows for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
41	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
96.88% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	42

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543946	59A 5/25
7/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Municipal Opportunities Fund
Fixed income
May 31, 2025

John Hancock
Municipal Opportunities Fund

2	Fund’s investments
51	Financial statements
54	Financial highlights
58	Notes to financial statements
66	Report of independent registered public accounting firm
67	Tax information
1	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$1,299,948,601
(Cost $1,312,538,915)
Alabama 1.7%				22,258,129
Black Belt Energy Gas District Gas Project, Series D-1	5.500	06-01-49	1,000,000	1,046,779
Black Belt Energy Gas District Series A	5.250	05-01-55	2,180,000	2,297,337
Black Belt Energy Gas District Series D1	4.000	07-01-52	500,000	499,529
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	2,215,000	2,205,224
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	4,125,000	4,364,674
Southeast Energy Authority, a Cooperative District Project No. 4, Series B-2 (Overnight SOFR + 1.790%) (B)	4.678	05-01-53	2,000,000	2,032,842
Southeast Energy Authority, a Cooperative District Series A	5.000	01-01-56	1,500,000	1,512,426
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	3,000,000	3,142,145
Southeast Energy Authority, a Cooperative District Series C	5.000	10-01-55	4,935,000	5,157,173
Alaska 0.3%				4,342,225
Alaska Municipal Bond Bank Authority Series 2	4.250	12-01-42	2,120,000	2,015,430
Alaska Municipal Bond Bank Authority Series 2, AMT	5.250	12-01-47	1,400,000	1,413,259
State of Alaska Series A, GO	5.000	08-01-35	810,000	913,536
Arizona 2.4%				31,571,847
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	4.430	07-01-33	850,000	835,285
Arizona Industrial Development Authority Benjamin Franklin Charter School Projects, Series A (A)	5.000	07-01-43	750,000	710,610
Arizona Industrial Development Authority Equitable School Revolving Fund, Series A	5.000	11-01-44	1,000,000	989,149
Arizona Industrial Development Authority Macombs Facility Project, Series A	4.000	07-01-61	500,000	389,929
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	3,500,000	3,447,050
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	2,200,000	2,241,090
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp. Civic Plaza, Series B (C)	5.500	07-01-28	1,000,000	$1,076,443
Glendale Industrial Development Authority Royal Oaks Life Care Community	5.000	05-15-39	3,025,000	2,854,068
Maricopa County Industrial Development Authority Arizona Autism Charter Schools Project, Series A (A)	4.000	07-01-31	250,000	244,236
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.500	09-01-32	960,000	975,046
Maricopa County Industrial Development Authority Choice Academies, Inc. Project (A)	5.750	09-01-45	975,000	969,246
Maricopa County Industrial Development Authority HonorHealth, Series A	4.000	09-01-37	515,000	501,648
Maricopa County Industrial Development Authority HonorHealth, Series A	5.000	09-01-36	555,000	585,652
Maricopa County Industrial Development Authority HonorHealth, Series D	5.000	12-01-40	1,400,000	1,454,346
Maricopa County Industrial Development Authority Legacy Cares Project (A)	2.100	07-01-26	550,000	534,300
Maricopa County Industrial Development Authority Legacy Traditional School	4.000	07-01-34	4,000,000	3,832,464
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	4,550,000	4,329,495
Salt River Project Agricultural Improvement & Power District Series A	5.000	01-01-39	960,000	979,779
Salt Verde Financial Corp. Gas Revenue	5.000	12-01-37	1,605,000	1,659,463
Sierra Vista Industrial Development Authority American Leadership Academy Project (A)	5.000	06-15-34	500,000	509,928
Sierra Vista Industrial Development Authority Champion Schools Project (A)	5.375	06-15-34	330,000	339,443
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.000	06-15-44	550,000	557,545
Sierra Vista Industrial Development Authority Champion Schools Project (A)	6.300	06-15-54	1,110,000	1,132,863
Yuma Industrial Development Authority Yuma Regional Medical Center, Series A (C)	4.000	08-01-54	500,000	422,769
Arkansas 0.8%				10,260,704
Arkansas Development Finance Authority Hybar Steel Project, Series A, AMT (A)	6.875	07-01-48	500,000	535,945
3	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Arkansas (continued)
Arkansas Development Finance Authority Hybar Steel Project, Series B, AMT (A)	7.375	07-01-48	2,500,000	$2,710,600
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-27	500,000	509,629
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-29	250,000	259,011
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-30	500,000	519,011
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-31	500,000	520,003
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-32	1,255,000	1,297,636
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-33	1,250,000	1,286,847
Arkansas Development Finance Authority Washington Regional Medical Center	5.000	02-01-34	1,000,000	1,022,247
County of Pulaski Arkansas Children’s Hospital	5.000	03-01-35	1,000,000	1,087,549
Little Rock School District Construction Bonds, GO	3.000	02-01-28	520,000	512,226
California 5.7%				74,501,274
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	2,140,000	2,138,010
California Community Choice Financing Authority Clean Energy Project, Series B	5.000	01-01-55	6,500,000	6,682,296
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	5,000,000	5,249,231
California Community Choice Financing Authority Series D	5.500	05-01-54	3,560,000	3,735,041
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,000,000	966,015
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-29	180,000	189,843
California Health Facilities Financing Authority Episcopal Communities & Services, Series B	5.000	11-15-30	135,000	143,434
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	2,500,000	2,540,078
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	12,700,000	12,302,185
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-27	100,000	$103,465
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.000	11-01-28	115,000	120,023
California Municipal Finance Authority Community Facilities District No. 2023-7	5.000	09-01-39	580,000	590,844
California Municipal Finance Authority NorthBay Healthcare, Series A	5.250	11-01-41	980,000	923,680
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	1,520,594
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	3,000,000	2,920,900
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	258,275
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.500	06-15-39	600,000	619,408
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.900	06-15-44	600,000	622,980
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	500,000	493,866
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,000,112
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-30	500,000	507,339
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-31	500,000	506,939
California School Finance Authority John Adams Academies, Series A (A)	4.500	07-01-32	800,000	793,019
City & County of San Francisco Transbay Transit Center, Series A	5.000	09-01-42	1,300,000	1,356,927
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-33	5,000,000	5,363,924
City of Los Angeles Department of Airports Series A, AMT	5.000	05-15-34	1,000,000	1,073,176
City of Los Angeles Wastewater System Revenue Series C	5.000	06-01-35	3,300,000	3,756,862
City of Oroville Oroville Hospital	5.250	04-01-54	3,000,000	2,277,425
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.250	08-01-32	900,000	998,899
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (A)	3.250	04-01-57	425,000	294,414
5	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	$977,125
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,445,000	1,501,274
M-S-R Energy Authority Series B	6.500	11-01-39	945,000	1,114,185
M-S-R Energy Authority Series B	7.000	11-01-34	2,220,000	2,612,838
River Islands Public Financing Authority Community Facilities District No. 2023-1	5.625	09-01-53	600,000	612,372
San Bernardino Community College District Election of 2002, Series D, GO (D)	3.421	08-01-33	1,900,000	1,437,709
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-33	3,000,000	3,216,091
State of California, GO	3.500	12-01-27	285,000	287,905
State of California, GO	3.650	12-01-28	300,000	305,286
Windsor Unified School District Election of 2016, GO (C)	4.000	08-01-46	2,595,000	2,387,285
Colorado 2.8%				36,792,982
Adams County School District No. 1 Certificates of Participation (C)(E)	5.000	12-01-36	875,000	943,369
Adams County School District No. 1 Certificates of Participation (C)(E)	5.000	12-01-37	1,120,000	1,198,200
Aerotropolis Regional Transportation Authority (A)	5.500	12-01-44	2,500,000	2,465,434
City & County of Denver Pledged Excise Tax Revenue Series A	4.000	08-01-38	2,000,000	1,974,955
City of Boulder Water & Sewer Revenue	4.000	12-01-42	950,000	908,831
Colorado Bridge & Tunnel Enterprise Series A (C)	5.000	12-01-44	1,000,000	1,030,299
Colorado Bridge Enterprise Central 70 Project, AMT	4.000	12-31-26	3,950,000	3,968,444
Colorado Health Facilities Authority AdventHealth Obligated Group	4.000	11-15-38	1,000,000	962,929
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-26	350,000	358,192
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-28	1,000,000	1,054,118
Colorado Health Facilities Authority Commonspirit Health, Series A	5.000	11-01-29	800,000	851,304
Colorado Health Facilities Authority Commonspirit Health, Series A	5.250	12-01-54	500,000	503,436
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-37	500,000	505,273
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Colorado Health Facilities Authority Frasier Meadows Retirement Community Project, Series A	5.250	05-15-47	1,500,000	$1,464,834
Creekwalk Marketplace Business Improvement District Series A	6.000	12-01-54	1,125,000	1,039,454
Denver Convention Center Hotel Authority	5.000	12-01-33	1,620,000	1,635,033
Denver Convention Center Hotel Authority	5.000	12-01-36	1,000,000	1,004,554
Fiddler’s Business Improvement District Greenwood Village, GO (A)	5.000	12-01-32	250,000	252,747
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-25	135,000	136,100
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-26	145,000	148,812
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-28	70,000	73,396
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-29	45,000	47,641
Gold Hill Mesa Metropolitan District No. 2 Series A, GO (C)	5.000	12-01-30	15,000	16,015
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-34	125,000	126,092
Heritage Ridge Metropolitan District Series A, GO (C)	4.000	12-01-42	100,000	92,915
Hess Ranch Metropolitan District No. 5 Series A-1	6.000	12-01-43	1,000,000	1,000,000
Hess Ranch Metropolitan District No. 5 Series A-2	6.500	12-01-43	500,000	500,000
Hunters Overlook Metropolitan District No. 5, GO (C)	4.250	12-01-54	1,000,000	901,391
Park Creek Metropolitan District Series A (C)	5.000	12-01-32	470,000	513,435
Park Creek Metropolitan District Series A (C)	5.000	12-01-43	1,355,000	1,385,208
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	725,000	757,391
Rendezvous Residential Metropolitan District, GO (C)	2.125	12-01-30	170,000	152,420
Rendezvous Residential Metropolitan District, GO (C)	2.250	12-01-32	400,000	340,533
South Suburban Park & Recreation District Certificates of Participation	4.000	12-15-41	80,000	74,924
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series A, GO (A)	5.000	04-01-35	3,900,000	4,106,851
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	4.000	12-01-44	2,925,000	2,580,814
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (C)	5.000	12-01-39	600,000	627,122
7	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Colorado (continued)
Villages at Castle Rock Metropolitan District Cobblestone Ranch Project, Series 2, GO (D)	7.916	12-01-37	2,866,667	$1,090,516
Connecticut 1.2%				15,106,496
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-39	550,000	568,310
Connecticut State Health & Educational Facilities Authority Connecticut Children’s Medical Center, Series E	5.000	07-15-40	425,000	436,584
Connecticut State Health & Educational Facilities Authority Goodwin University	5.000	07-01-44	750,000	704,457
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	4.000	07-01-39	1,500,000	1,419,464
Connecticut State Health & Educational Facilities Authority Stamford Hospital, Series M	5.000	07-01-34	325,000	344,066
Harbor Point Infrastructure Improvement District Harbor Point Project (A)	5.000	04-01-39	3,500,000	3,505,543
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	3,600,000	3,606,354
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,034,811
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,029,189
Town of Hamden Whitney Center Project	5.000	01-01-50	1,075,000	918,233
Town of Hamden, GO (C)	5.000	08-15-33	1,390,000	1,539,485
Delaware 0.2%				2,975,459
Delaware State Economic Development Authority Acts Retirement Life Communities, Series B	5.000	11-15-38	1,540,000	1,569,469
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	492,494
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-35	1,000,000	913,496
District of Columbia 1.7%				21,648,871
District of Columbia DC Smart Street Lighting Project, AMT	5.000	08-31-28	2,000,000	2,078,831
District of Columbia KIPP DC Project	4.000	07-01-39	1,750,000	1,614,556
District of Columbia Series A, GO	5.000	08-01-35	1,320,000	1,473,200
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
District of Columbia Union Market Project, Series A (A)	5.125	06-01-34	5,000,000	$4,911,952
District of Columbia Income Tax Revenue Series A	5.000	06-01-36	2,900,000	3,233,537
District of Columbia Income Tax Revenue Series A	5.000	06-01-45	1,950,000	2,023,355
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	315,000	321,214
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series C (C)	6.500	10-01-41	1,815,000	1,898,106
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.250	07-15-53	4,000,000	4,094,120
Florida 10.6%				139,055,460
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	175,000	172,345
Cabot Citrus Farms Community Development District	5.250	03-01-29	1,500,000	1,508,918
Capital Projects Finance Authority Navigator Academy of Leadership Obligated Group Project (A)	5.000	06-15-34	780,000	785,109
City of Atlantic Beach Fleet Landing Project, Series A	5.000	11-15-48	1,000,000	901,526
City of Pompano Beach John Knox Village Project	3.500	09-01-30	1,900,000	1,833,587
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,250,000	1,322,704
Collier County Industrial Development Authority NCH Healthcare System Projects	5.000	10-01-54	1,200,000	1,282,003
County of Broward Airport System Revenue, Series A, AMT	5.000	10-01-27	1,500,000	1,551,245
County of Lee Airport Revenue Series A, AMT	5.000	10-01-30	3,500,000	3,713,850
County of Lee Airport Revenue Series B, AMT	5.000	10-01-28	4,060,000	4,236,135
County of Lee Airport Revenue, AMT	5.250	10-01-41	2,000,000	2,077,130
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	2,250,000	2,388,592
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	5,500,000	5,877,029
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-36	1,300,000	1,348,442
County of Miami-Dade Seaport Department Series A, AMT	5.000	10-01-39	3,000,000	3,041,213
County of Miami-Dade Seaport Department Series B-2	4.000	10-01-41	2,000,000	1,867,065
9	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
County of Miami-Dade Water & Sewer System Revenue	4.000	10-01-46	1,850,000	$1,657,773
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-25	130,000	130,464
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-26	150,000	152,398
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-28	180,000	187,015
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-29	325,000	339,694
County of Monroe Airport Revenue Key West International Airport, AMT	5.000	10-01-33	1,000,000	1,053,282
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-38	550,000	582,906
County of Palm Beach Airport System Revenue Series B, AMT	5.250	10-01-39	1,000,000	1,053,512
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-30	500,000	542,505
Duval County Public Schools School Board Certificates of Participation, Series A (C)	5.000	07-01-31	250,000	269,885
Florida Atlantic University Finance Corp. Student Housing Project, Series B	4.000	07-01-35	1,280,000	1,270,858
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-36	2,250,000	1,976,855
Florida Department of Management Services Certificates of Participation, Series A	3.000	11-01-37	2,010,000	1,728,579
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	330,000	336,071
Florida Development Finance Corp. River City Science Academy	5.000	07-01-31	325,000	335,163
Florida Development Finance Corp. River City Science Academy	5.000	07-01-42	635,000	621,375
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	6,250,000	6,220,804
Florida Development Finance Corp. Tampa General Hospital Project, Series A	5.000	08-01-41	1,010,000	1,027,723
Florida Development Finance Corp. UF Health Jacksonville Project	5.000	02-01-33	1,000,000	1,044,556
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT	3.000	06-01-32	3,000,000	2,681,533
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	5.250	08-01-29	1,000,000	1,025,733
Florida Development Finance Corp. Waste Pro USA, Inc. Project, AMT (A)	6.125	07-01-32	1,000,000	1,012,882
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-27	805,000	$825,754
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-28	400,000	419,511
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-29	435,000	462,227
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-30	440,000	472,304
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-31	460,000	497,821
Florida Gulf Coast University Financing Corp. Housing Project, Series A	5.000	02-01-32	485,000	527,596
Florida Higher Educational Facilities Financial Authority Jacksonville University (A)	4.500	06-01-33	4,035,000	3,775,228
Florida Higher Educational Facilities Financial Authority Nova Southeastern University	5.000	04-01-30	890,000	897,220
Florida Higher Educational Facilities Financial Authority Rollins College Project	4.000	12-01-49	1,900,000	1,610,194
Florida State Board of Governors Polytech University, Series A (C)	4.250	07-01-38	1,000,000	988,822
Florida State Board of Governors University Athletics Association, Series A (C)	4.250	10-01-53	1,245,000	1,106,690
Florida State Board of Governors Florida International University Dormitory Revenue Series A (C)	3.000	07-01-35	2,140,000	1,906,903
Greater Orlando Aviation Authority, AMT	5.000	10-01-38	5,510,000	5,726,931
Greater Orlando Aviation Authority, AMT	5.000	10-01-39	5,785,000	5,967,791
Greater Orlando Aviation Authority, AMT	5.250	10-01-41	1,200,000	1,261,996
Halifax Hospital Medical Center Daytona Beach	5.250	06-01-54	1,500,000	1,511,449
Hillsborough County Industrial Development Authority Tampa General Hospital Project, Series A	4.000	08-01-50	2,075,000	1,741,897
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	2,450,000	2,550,060
Lee County Industrial Development Authority Shell Point Obligated Group	4.000	11-15-28	100,000	100,955
Lee County Industrial Development Authority Shell Point Obligated Group, Series C	5.000	11-15-44	3,445,000	3,375,948
Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida, Series B	4.000	11-15-46	1,500,000	1,283,996
Miami Beach Redevelopment Agency City Center/Historic Convention Village (C)	5.000	02-01-44	5,020,000	5,042,296
11	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
Middleton Community Development District A Special Assessment Revenue	5.200	05-01-27	250,000	$253,637
Middleton Community Development District A Special Assessment Revenue	5.450	05-01-32	240,000	254,012
Midtown Miami Community Development District Infrastructure Project, Series B	5.000	05-01-37	3,670,000	3,669,918
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	100,000	107,220
North Miami Community Redevelopment Agency Series A	5.000	03-01-32	500,000	537,300
North Miami Community Redevelopment Agency Series A	5.000	03-01-33	1,500,000	1,614,731
North Miami Community Redevelopment Agency Series A	5.000	03-01-35	1,665,000	1,757,745
North Miami Community Redevelopment Agency Series A	5.000	03-01-36	1,600,000	1,679,782
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.000	10-01-41	2,260,000	2,328,190
Orange County Health Facilities Authority Orlando Health Obligated Group, Series A	5.250	10-01-56	1,000,000	1,004,178
Orange County Health Facilities Authority Presbyterian Retirement Communities	4.000	08-01-36	3,500,000	3,333,538
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	3,145,000	3,187,864
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities, Series A	5.000	11-15-45	2,090,000	1,999,861
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-31	1,065,000	1,131,077
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-32	600,000	638,093
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-35	880,000	915,312
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	299,521
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-31	3,550,000	3,496,526
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-36	1,610,000	1,511,910
Polk County Industrial Development Authority Mineral Development LLC, AMT (A)(F)	5.875	01-01-33	1,665,000	965,700
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	12

	Rate (%)	Maturity date	Par value^	Value
Florida (continued)
St. Johns County Industrial Development Authority Vicar’s Landing Project, Series A	4.000	12-15-50	900,000	$647,028
Tampa Bay Water Series A	5.250	10-01-54	5,395,000	5,631,309
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	500,000	486,571
Village Community Development District CDD No. 6 (C)	4.000	05-01-37	400,000	392,389
Georgia 3.8%				49,409,913
Athens Housing Authority University of Georgia Project	4.000	06-15-49	615,000	548,792
Athens-Clarke County Unified Government Development Authority University of Georgia Athletic Association Project	5.000	04-01-40	530,000	558,336
Athens-Clarke County Unified Government Development Authority University of Georgia West Precinct LLC	4.000	06-15-56	1,900,000	1,586,344
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-38	150,000	144,605
Augusta Development Authority AU Health System, Inc. Project	4.000	07-01-39	15,000	14,369
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	1,775,000	1,805,663
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-33	1,790,000	1,860,732
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-35	1,500,000	1,549,671
Development Authority for Fulton County Curran Street Residence Hall Project	5.000	06-15-56	3,000,000	3,055,982
Development Authority of Burke County Georgia Power Company Vogtle Project, Fifth Series 1995	2.200	10-01-32	1,910,000	1,590,104
Development Authority of Burke County Georgia Power Company Vogtle Project, Fourth Series 1994	3.800	10-01-32	1,015,000	1,018,405
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	3,500,000	3,490,253
Development Authority of Monroe County Georgia Power Company Plant Scherer Project	3.875	06-01-42	250,000	250,690
Development Authority of Rockdale County Pratt Paper LLC Project, AMT (A)	4.000	01-01-38	1,000,000	920,087
Fulton County Residential Care Facilities for the Elderly Authority Canterbury Court Project, Series A (A)	5.000	04-01-37	1,500,000	1,511,770
13	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation, Inc.	5.000	07-01-42	4,765,000	$4,534,237
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	3,375,000	3,341,400
Main Street Natural Gas, Inc. Series A	5.000	05-15-27	3,660,000	3,748,386
Main Street Natural Gas, Inc. Series A	5.000	05-15-35	340,000	356,215
Main Street Natural Gas, Inc. Series A	5.000	05-15-43	710,000	711,370
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	2,750,000	2,861,491
Main Street Natural Gas, Inc. Series C	5.000	09-01-53	750,000	783,537
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	4,500,000	4,707,198
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	4,780,000	5,003,300
Municipal Electric Authority of Georgia Series HH	5.000	01-01-29	3,000,000	3,134,899
Private Colleges & Universities Authority Mercer University Project	4.000	10-01-50	385,000	322,077
Hawaii 0.1%				1,226,907
City & County Honolulu Wastewater System Revenue Series A	5.000	07-01-36	500,000	560,598
City & County Honolulu Wastewater System Revenue Series A	5.000	07-01-37	600,000	666,309
Illinois 8.3%				109,155,854
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-31	325,000	351,945
Bureau, Whiteside & Lee Counties Bureau Valley Community Unit School District No. 340, GO (C)	5.000	12-01-33	170,000	185,220
Chicago Board of Education Dedicated Capital Improvement	5.000	04-01-42	1,400,000	1,402,489
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,556,182
Chicago Board of Education Series A, GO	5.000	12-01-34	3,000,000	3,076,026
Chicago Board of Education Series A, GO	5.000	12-01-37	1,050,000	1,053,035
Chicago Board of Education Series B, GO	4.000	12-01-38	2,000,000	1,805,332
Chicago Board of Education Series B, GO (C)	4.000	12-01-41	1,800,000	1,601,717
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	14

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Chicago Board of Education Series B, GO	5.000	12-01-30	1,000,000	$1,031,776
Chicago Midway International Airport Series A, AMT	5.000	01-01-35	500,000	529,907
Chicago Midway International Airport Series C, AMT	5.000	01-01-36	750,000	785,064
Chicago O’Hare International Airport Series A	4.000	01-01-38	1,505,000	1,455,490
Chicago O’Hare International Airport Series A, AMT	5.250	01-01-42	2,450,000	2,524,277
Chicago O’Hare International Airport Series C	5.000	01-01-38	1,545,000	1,549,832
Chicago O’Hare International Airport Series C, AMT	5.000	01-01-34	2,000,000	2,130,010
Chicago O’Hare International Airport Series D	5.000	01-01-52	3,670,000	3,638,138
City of Chicago Series A, GO	5.000	01-01-29	4,000,000	4,149,465
City of Chicago Series A, GO	5.000	01-01-31	1,000,000	1,027,651
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-38	1,000,000	1,067,756
City of Chicago Wastewater Transmission Revenue Series A (C)	5.000	01-01-39	250,000	265,087
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-34	1,000,000	1,077,004
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-35	1,000,000	1,069,030
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-36	1,000,000	1,060,687
Cook County Community College District No. 508 City Colleges of Chicago, GO (C)	5.000	12-01-37	1,000,000	1,050,875
Cook County Community College District No. 535 Series B, GO	3.000	12-01-32	1,055,000	996,268
Cook County Community Consolidated School District No. 34 Glenview Series A, GO	3.000	12-01-36	1,265,000	1,103,619
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-30	790,000	842,897
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-31	730,000	783,998
15	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-32	785,000	$846,250
Cook County School District No. 143 Midlothian Series A, GO (C)	5.000	12-01-33	895,000	966,416
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-42	585,000	598,310
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-43	550,000	559,662
Cook County School District No. 86 Harwood Heights, GO (C)	5.000	12-01-44	410,000	415,612
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	525,000	519,331
Illinois Finance Authority Clark-Lindsey Village, Series A	5.125	06-01-32	725,000	709,566
Illinois Finance Authority Clark-Lindsey Village, Series A	5.250	06-01-37	1,015,000	952,804
Illinois Finance Authority DePaul College Prep Foundation, Series A (A)	4.500	08-01-33	1,155,000	1,171,065
Illinois Finance Authority Dominican University	5.000	03-01-27	360,000	363,782
Illinois Finance Authority Dominican University	5.000	03-01-29	235,000	238,694
Illinois Finance Authority Dominican University	5.000	03-01-31	595,000	603,189
Illinois Finance Authority LRS Holdings LLC Project, Series A, AMT (A)	7.250	09-01-52	1,000,000	1,069,100
Illinois Finance Authority LRS Holdings LLC Project, Series B, AMT (A)	7.375	09-01-42	1,250,000	1,377,295
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-34	1,150,000	1,177,404
Illinois Finance Authority Navy Pier, Inc., Series B (A)	5.000	10-01-44	500,000	467,470
Illinois Finance Authority Shedd Aquarium Society Project	5.000	06-01-31	600,000	653,711
Illinois Finance Authority UChicago Medicine, Series B-2	5.000	08-15-52	2,000,000	2,064,991
Illinois Finance Authority Westminster Village, Series A	4.500	05-01-28	1,155,000	1,134,921
Illinois State Toll Highway Authority Series A	5.000	01-01-43	1,525,000	1,552,446
Lake County School District No. 38, GO	5.000	11-01-34	430,000	453,678
Lake County School District No. 38, GO	5.000	11-01-35	350,000	368,216
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-40	1,000,000	1,044,578
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	16

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Moultrie Shelby & Coles Counties Community Unit School District No. 300, GO (C)	5.000	12-01-41	1,000,000	$1,042,346
Northern Illinois University Series B (C)	5.000	04-01-28	110,000	114,162
Sales Tax Securitization Corp. Series A	4.000	01-01-39	550,000	510,457
Sales Tax Securitization Corp. Series A	4.000	01-01-42	1,950,000	1,824,938
Sales Tax Securitization Corp. Series A (C)	5.000	01-01-37	1,000,000	1,038,273
Sales Tax Securitization Corp. Series C	5.000	01-01-35	1,250,000	1,326,058
Sales Tax Securitization Corp. Series D	5.000	01-01-36	1,100,000	1,176,485
Sales Tax Securitization Corp. Series D	5.000	01-01-37	1,310,000	1,393,722
Sales Tax Securitization Corp. Series D	5.000	01-01-38	1,385,000	1,464,636
Sales Tax Securitization Corp. Series D	5.000	01-01-39	1,520,000	1,598,583
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-37	1,190,000	1,255,069
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-39	1,315,000	1,372,315
South Suburban College Community School District No. 510, GO (C)	5.250	12-01-41	1,490,000	1,543,724
St. Clair County Community Unit School District No. 187 Cahokia Series B, GO (C)	5.000	01-01-43	1,350,000	1,376,963
State of Illinois Series A, GO	5.000	10-01-28	1,750,000	1,829,382
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,056,608
State of Illinois Series B, GO	4.000	11-01-35	1,750,000	1,701,487
State of Illinois Series B, GO	5.000	10-01-30	2,000,000	2,132,495
State of Illinois Series C, GO	4.000	10-01-39	3,000,000	2,727,758
State of Illinois Series C, GO	4.000	10-01-43	4,390,000	3,810,147
State of Illinois Series D, GO	3.250	11-01-26	2,815,000	2,805,806
State of Illinois, GO (C)	4.000	02-01-31	1,050,000	1,050,277
Upper Illinois River Valley Development Authority Prairie Crossing Charter School Project (A)	5.000	01-01-55	625,000	550,722
17	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	4.000	12-01-42	200,000	$180,392
Village of Bedford Park Hotel/Motel Tax Revenue Series A (C)	5.000	12-01-40	270,000	277,464
Village of Lincolnwood Certificates of Participation, District 1860 Development Project, Series A (A)	4.820	01-01-41	5,790,000	5,503,550
Village of Morton Grove Tax Increment Revenue Samwill Station Redevelopment Project	5.000	01-01-39	2,000,000	1,891,431
Village of Westchester, GO (C)	5.000	12-15-35	800,000	859,299
Village of Westchester, GO (C)	5.000	12-15-43	500,000	509,927
Winnebago & Boone Counties School District No. 205 Rockford, GO (C)	5.000	02-01-32	3,500,000	3,752,110
Indiana 2.4%				31,340,722
City of Valparaiso Pratt Paper LLC Project, AMT (A)	4.875	01-01-44	500,000	473,378
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	3,825,000	3,870,922
Greensburg Building Corp. Fire Station Project, Series A (C)	5.000	07-15-33	1,500,000	1,623,030
Greensburg Building Corp. Public Works Building Project, Series B (C)	5.000	07-15-33	1,195,000	1,293,014
Indiana Bond Bank Hamilton County Projects	3.000	07-15-36	740,000	654,175
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-42	1,315,000	1,322,402
Indiana Finance Authority Hendricks Regional Health	5.000	03-01-43	1,200,000	1,200,742
Indiana Finance Authority Hendricks Regional Health	5.250	03-01-54	6,755,000	6,678,880
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	520,000	522,079
Indiana Finance Authority Marquette Project, Series A (E)	5.125	03-01-45	2,210,000	2,149,599
Indiana Finance Authority Ohio Valley Electric Corp. Project, Series A	4.250	11-01-30	1,000,000	1,011,856
Indiana Finance Authority Polyflow Industry Project, AMT (A)(F)	7.000	03-01-39	1,165,000	179,392
Indiana Finance Authority State Revolving Fund Program, Series C	5.000	02-01-36	1,150,000	1,293,349
Indiana Finance Authority The Methodist Hospitals, Inc., Series A	5.500	09-15-39	2,000,000	2,079,148
Indiana Finance Authority University Evansville Project, Series A	5.000	09-01-25	500,000	500,344
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	18

	Rate (%)	Maturity date	Par value^	Value
Indiana (continued)
Indiana Municipal Power Agency Series A	5.000	01-01-42	815,000	$824,205
Indianapolis Local Public Improvement Bond Bank Convention Center Hotel, Series E	5.500	03-01-38	800,000	843,440
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-30	330,000	346,891
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-31	1,095,000	1,158,407
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-32	305,000	323,702
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-33	595,000	629,101
Indianapolis Local Public Improvement Bond Bank Indianapolis Airport Authority Project, Series G-2, AMT	5.000	01-01-34	205,000	214,415
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-32	250,000	275,811
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-33	275,000	304,229
North Lawrence Community Schools Building Corp. First Mortgage	5.000	07-15-33	200,000	221,768
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-34	245,000	272,185
Westfield-Washington Multi-School Building Corp. Series B (C)	5.250	07-15-40	1,000,000	1,074,258
Iowa 0.5%				6,393,147
City of Johnston Certificates of Participation, Series B, GO	3.000	06-01-38	25,000	21,103
Harlan Community School District, GO (C)	4.000	06-01-32	515,000	528,910
Harlan Community School District, GO (C)	4.000	06-01-33	540,000	551,992
Iowa Finance Authority Lifespace Communities, Inc., Series A	4.000	05-15-46	1,500,000	1,242,248
Iowa Great Lakes Sanitation District, GO	4.000	06-01-33	1,145,000	1,165,641
PEFA, Inc. Gas Project Revenue	5.000	09-01-49	2,000,000	2,021,883
19	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Iowa (continued)
Rock Valley Community School District, GO (C)	4.000	06-01-44	955,000	$861,370
Kansas 0.5%				6,377,654
City of Prairie Village Meadowbrook TIF Project	2.875	04-01-30	545,000	532,728
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	1,650,000	1,513,425
Kansas Development Finance Authority Adventhealth Obligated Group, Series B	5.000	11-15-54	3,000,000	3,262,353
Wyandotte County-Kansas City Unified Government Legends Apartments Garage & West Lawn Project	4.500	06-01-40	1,135,000	1,069,148
Kentucky 1.7%				22,746,674
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	2,500,000	2,506,130
Eastern Kentucky University Series A	5.000	04-01-27	480,000	495,418
Kenton County Airport Board Series A, AMT	5.000	01-01-29	300,000	314,710
Kenton County Airport Board Series A, AMT	5.000	01-01-30	550,000	581,709
Kenton County Airport Board Series A, AMT	5.000	01-01-31	750,000	798,858
Kenton County Airport Board Series A, AMT	5.000	01-01-32	1,350,000	1,444,085
Kenton County Airport Board Series A, AMT	5.250	01-01-40	1,200,000	1,258,364
Kentucky Municipal Power Agency Prairie State Project, Series A	4.000	09-01-45	395,000	333,616
Kentucky Public Energy Authority Series B	5.000	01-01-55	10,000,000	10,512,563
Kentucky Turnpike Authority Revitalization Projects, Series 2022-A	5.000	07-01-32	2,000,000	2,193,157
Louisville Water Company Water System Revenue	3.000	11-15-35	600,000	537,896
Stamford Housing Authority Mozaic Concierge Living Project, Series A	5.500	10-01-35	625,000	629,263
Woodford County School District Finance Corp. Series A (C)	6.000	08-01-31	1,000,000	1,140,905
Louisiana 1.6%				20,490,922
Louisiana Local Government Environmental Facilities & Community Development Authority Downsville Community Charter School Project (A)	6.375	06-15-53	3,500,000	3,412,393
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	20

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Entergy Louisiana LLC Project, Series A	2.000	06-01-30	770,000	$694,977
Louisiana Local Government Environmental Facilities & Community Development Authority Louisiana Insurance Guaranty Association Project, Series B	5.000	08-15-32	4,545,000	4,663,128
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Project	3.500	11-01-32	5,085,000	4,817,254
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (C)	5.000	10-01-48	1,000,000	1,005,514
New Orleans Aviation Board Series B, AMT	5.000	01-01-41	1,490,000	1,498,060
New Orleans Aviation Board Series B, AMT	5.000	01-01-42	685,000	683,907
St. James Parish NuStar Logistics LP Project (A)	5.850	08-01-41	1,000,000	1,000,000
State of Louisiana Series B, GO	5.000	06-01-36	1,400,000	1,566,256
State of Louisiana Gasoline & Fuels Tax Revenue Series B	3.000	05-01-41	1,420,000	1,149,433
Maine 0.1%				944,520
City of Lewiston, GO	5.000	03-15-32	860,000	944,520
Maryland 1.5%				19,891,449
City of Gaithersburg Asbury Maryland Obligated Group	5.000	01-01-37	2,000,000	2,010,479
County of Baltimore, GO	5.000	07-01-44	6,945,000	7,306,185
County of Howard Annapolis Junction Town Center Project	5.000	02-15-44	365,000	371,472
County of Howard Consolidated Public Improvement Project, Series A, GO	4.000	08-15-37	1,000,000	1,000,676
Maryland Department of Housing & Community Development Series A-1	5.000	06-01-44	1,000,000	1,032,800
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-31	500,000	539,209
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-32	500,000	541,318
Maryland Economic Development Corp. Morgan St. University Project, Series A	5.250	07-01-33	475,000	510,484
Maryland Health & Higher Educational Facilities Authority Broadmead Issue, Series A	5.000	07-01-43	1,240,000	1,240,709
21	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Maryland (continued)
Maryland Stadium Authority Built to Learn	5.000	06-01-27	845,000	$879,339
State of Maryland Department of Transportation Series A	3.000	10-01-33	4,755,000	4,458,778
Massachusetts 3.6%				47,225,787
Commonwealth of Massachusetts Series A, GO	5.000	04-01-45	900,000	938,674
Commonwealth of Massachusetts Transportation Fund Revenue Rail Enhancement and Accelerated Bridge Programs, Series A	5.000	06-01-42	3,185,000	3,211,224
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.000	07-01-36	2,700,000	2,707,697
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-38	1,000,000	1,060,638
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-39	1,000,000	1,051,382
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-42	1,100,000	1,128,017
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-44	1,100,000	1,114,370
Massachusetts Development Finance Agency Bentley University Issue	5.000	07-01-50	4,000,000	3,969,891
Massachusetts Development Finance Agency Boston Medical Center, Series G	5.250	07-01-48	2,000,000	1,977,360
Massachusetts Development Finance Agency Boston University, Series FF	5.000	10-01-48	1,000,000	1,022,549
Massachusetts Development Finance Agency Brandeis University Issue, Series T-2	5.000	10-01-55	1,350,000	1,447,697
Massachusetts Development Finance Agency Dana Farber Cancer Institute, Series N	5.000	12-01-41	2,450,000	2,457,390
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-1 (A)	5.250	12-01-30	1,400,000	1,400,990
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	850,000	850,608
Massachusetts Development Finance Agency Mass General Brigham, Series D	5.000	07-01-54	865,000	864,330
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-37	725,000	740,892
Massachusetts Development Finance Agency Merrimack College	5.000	07-01-52	1,075,000	997,461
Massachusetts Development Finance Agency Merrimack College	5.125	07-01-44	3,800,000	3,690,296
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (A)	5.000	10-01-37	2,000,000	2,011,355
Massachusetts Development Finance Agency Suffolk University	5.000	07-01-32	620,000	627,946
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	22

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	4,000,000	$4,023,638
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,150,000	1,105,845
Massachusetts Development Finance Agency Worcester Polytechnic Institute	3.000	09-01-36	85,000	73,990
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-59	7,130,000	6,920,876
Massachusetts Housing Finance Agency Series A	3.800	12-01-43	460,000	402,739
Massachusetts Port Authority BOSFuel Project, Series A, AMT	5.000	07-01-39	1,000,000	1,006,438
Massachusetts Port Authority Series C, AMT	5.000	07-01-30	400,000	421,494
Michigan 2.5%				33,150,313
City of Detroit, GO	5.000	04-01-26	660,000	667,520
City of Detroit, GO	5.000	04-01-30	800,000	848,036
City of Detroit, GO	5.500	04-01-32	295,000	317,589
City of Detroit, GO	5.500	04-01-33	470,000	504,026
City of Detroit, GO	5.500	04-01-34	325,000	347,145
City of Detroit, GO	5.500	04-01-39	1,290,000	1,345,733
City of Grand Rapids, GO	5.000	04-01-46	1,060,000	1,089,430
City of Lansing Series B, GO (C)	4.000	06-01-39	2,250,000	2,139,143
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-34	1,285,000	1,398,591
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-36	710,000	760,528
Gerald R. Ford International Airport Authority, AMT	5.000	01-01-41	1,600,000	1,641,125
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	4,000,000	4,044,176
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-29-36	1,000,000	1,075,744
Michigan Finance Authority Henry Ford Health Utility Plant Project	5.000	02-28-38	1,000,000	1,056,094
Michigan Finance Authority Lawrence Technological University	4.000	02-01-32	490,000	473,085
Michigan Finance Authority Lawrence Technological University	4.000	02-01-42	515,000	425,927
Michigan Finance Authority McLaren Healthcare, Series A	5.000	05-15-38	1,200,000	1,199,961
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	8,300,000	7,733,869
Michigan Finance Authority Series A-1	4.000	06-01-49	1,800,000	1,501,292
23	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Michigan (continued)
Michigan Mathematics & Science Initiative Public School Academy	4.000	01-01-31	705,000	$675,454
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	1,200,000	1,285,662
State of Michigan Trunk Line Revenue Rebuilding Michigan Program, Series B	4.000	11-15-39	2,750,000	2,620,183
Minnesota 0.2%				2,266,987
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-34	215,000	217,196
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	590,000	590,514
Duluth Economic Development Authority St. Luke Hospital of Duluth, Series A	4.000	06-15-36	400,000	399,521
Edina Independent School District No. 273 Series A, GO	3.000	02-01-35	480,000	448,024
Minnesota Housing Finance Agency Series A	2.950	02-01-46	722,461	611,732
Mississippi 0.6%				7,271,447
City of Gulfport Memorial Hospital at Gulfport Project	5.000	07-01-35	500,000	534,996
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-36	500,000	540,927
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-37	500,000	537,557
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-38	590,000	628,464
City of Gulfport Memorial Hospital at Gulfport Project	5.250	07-01-39	750,000	793,285
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	2.375	06-01-44	1,595,000	958,800
Mississippi Development Bank Magnolia Regional Health Center Project (A)	4.000	10-01-41	1,000,000	776,275
Mississippi State University Educational Building Corp. New Residence Hall and Facilities Refinancing, Series B	5.000	08-01-41	1,395,000	1,478,889
State of Mississippi Gaming Tax Revenue Series A	5.000	10-15-36	1,000,000	1,022,254
Missouri 1.9%				24,850,322
City of Kansas City Water Revenue Series A	3.500	12-01-37	3,380,000	3,021,971
Health & Educational Facilities Authority of the State of Missouri Lutheran Senior Service Project, Series A	5.000	02-01-42	250,000	247,618
Health & Educational Facilities Authority of the State of Missouri Mercy Health	5.500	12-01-48	1,000,000	1,032,590
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	24

	Rate (%)	Maturity date	Par value^	Value
Missouri (continued)
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	1,125,000	$1,114,614
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	4.825	08-15-47	1,385,000	1,354,330
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	2,125,000	2,131,880
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-36	100,000	98,539
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-39	1,000,000	1,010,287
Missouri Development Finance Board Infrastructure Facilities Revenue (C)	5.000	06-01-28	1,250,000	1,321,998
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-31	955,000	1,038,008
Missouri Development Finance Board St. Louis Zoo Projects	5.000	05-01-32	1,125,000	1,231,277
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-28	750,000	799,242
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-31	1,000,000	1,104,258
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-32	500,000	556,557
Missouri Joint Municipal Electric Utility Commission MoPEP Facilities	5.000	12-01-34	735,000	797,666
Orchard Farm R-V School District Certificates of Participation, Series A	5.500	04-01-47	1,220,000	1,323,043
St. Louis County Industrial Development Authority Manchester Ballas Community Improvement Disctrict Project, Series A (A)	5.000	09-01-38	1,720,000	1,652,993
St. Louis Land Clearance for Redevelopment Authority Kiel Opera House Renovation Project	3.875	10-01-35	2,620,000	2,489,743
Taney County Industrial Development Authority Big Cedar Infrastructure Project (A)	5.000	10-01-33	1,000,000	976,953
Waynesville R-VI School District Certificates of Participation	5.000	04-15-34	370,000	406,254
Waynesville R-VI School District Certificates of Participation	5.000	04-15-36	550,000	588,804
Waynesville R-VI School District Certificates of Participation	5.000	04-15-37	520,000	551,697
25	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Montana 0.3%				$3,378,367
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	3,000,000	3,028,833
Montana Facility Finance Authority Montana Children’s Home and Hospital	4.000	07-01-50	550,000	349,534
Nebraska 0.5%				6,108,805
Nebraska State Colleges Student Fees & Facilities Revenue (C)	5.000	07-01-48	895,000	907,245
Omaha Public Power District Series A	5.000	02-01-43	5,000,000	5,201,560
Nevada 0.7%				9,400,802
County of Clark	5.000	07-01-35	180,000	199,000
County of Clark Department of Aviation Series A, AMT	5.000	07-01-26	1,000,000	1,016,955
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-37	700,000	754,581
Las Vegas Convention & Visitors Authority Series A	5.000	07-01-38	1,350,000	1,440,898
Las Vegas Valley Water District Series C, GO	4.000	06-01-39	3,000,000	2,922,562
Reno-Tahoe Airport Authority Tahoe International Airport, Series A, AMT	5.250	07-01-38	1,025,000	1,086,180
Washoe County School District School Improvement, Series A, GO (C)	3.000	06-01-34	2,150,000	1,980,626
New Hampshire 1.0%				13,102,057
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-43	190,000	188,403
New Hampshire Business Finance Authority Princeton Area Project (A)	5.500	12-01-30	4,000,000	4,023,411
New Hampshire Business Finance Authority Series A (A)	3.625	07-01-43	1,500,000	1,204,371
New Hampshire Business Finance Authority Silverado Project (A)	5.000	12-01-28	2,550,000	2,538,934
New Hampshire Business Finance Authority Springpoint Senior Living	4.000	01-01-41	1,000,000	850,084
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	10,000	10,085
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	245,000	247,692
New Hampshire Health & Education Facilities Authority Catholic Medical Center	5.000	07-01-37	50,000	52,083
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	500,000	500,986
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	26

	Rate (%)	Maturity date	Par value^	Value
New Hampshire (continued)
New Hampshire Health & Education Facilities Authority Dartmouth Hitchcock Group, Series A	5.000	08-01-34	3,405,000	$3,486,008
New Jersey 2.2%				29,404,531
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-40	750,000	785,577
Casino Reinvestment Development Authority, Inc. Series A (C)	5.000	11-01-41	500,000	519,229
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-40	840,000	879,846
Casino Reinvestment Development Authority, Inc. Series B (C)	5.000	11-01-41	860,000	893,074
County of Somerset Series A & C, GO	3.000	07-15-30	225,000	222,423
New Jersey Economic Development Authority Repauno Port and Rail Terminal Project, AMT (A)	6.375	01-01-35	3,400,000	3,440,663
New Jersey Economic Development Authority Series RRR	5.000	03-01-28	2,265,000	2,381,915
New Jersey Economic Development Authority Series SSS	5.250	06-15-36	1,000,000	1,093,957
New Jersey Economic Development Authority Series SSS	5.250	06-15-37	1,000,000	1,083,827
New Jersey Economic Development Authority Series SSS	5.250	06-15-39	1,000,000	1,065,258
New Jersey Educational Facilities Authority Princeton University, Series A	5.000	07-01-64	4,900,000	5,414,084
New Jersey Institute of Technology Series A (C)	5.000	07-01-36	250,000	276,959
New Jersey Transportation Trust Fund Authority Series A	4.000	06-15-35	2,205,000	2,181,573
New Jersey Transportation Trust Fund Authority Series A	4.250	06-15-40	1,315,000	1,252,026
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	540,571
New Jersey Transportation Trust Fund Authority Series BB-1	5.000	06-15-29	1,700,000	1,801,169
New Jersey Transportation Trust Fund Authority Series C (C)(D)	3.654	12-15-31	750,000	591,070
State of New Jersey, GO	2.000	06-01-27	1,135,000	1,099,041
State of New Jersey, GO	2.000	06-01-29	1,795,000	1,672,440
27	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,305,000	$2,209,829
New Mexico 0.1%				1,037,282
City of Albuquerque Transportation Infrastructure	4.000	07-01-33	1,000,000	1,012,412
New Mexico Educational Assistance Foundation Education Loan, Series A-1, AMT	3.875	04-01-34	25,000	24,870
New York 4.8%				62,706,628
Albany County Airport Authority Series B, AMT	5.000	12-15-26	600,000	614,601
Build NYC Resource Corp. Bay Ridge Preparatory School Project (A)	5.000	09-01-39	1,105,000	1,067,581
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-52	1,000,000	991,988
Build NYC Resource Corp. KIPP NYC Public Charter Schools - Canal West Project	5.250	07-01-62	2,000,000	1,951,894
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-41	250,000	212,226
Build NYC Resource Corp. Seton Education Partners Brilla Project, Series A (A)	4.000	11-01-51	255,000	198,440
Build NYC Resource Corp. TrIPs Obligated Group, AMT (E)	5.500	07-01-42	900,000	938,671
Build NYC Resource Corp. TrIPs Obligated Group, AMT (E)	5.500	07-01-43	1,000,000	1,038,864
City of New York Fiscal 2021, Series C, GO	4.000	08-01-37	1,320,000	1,302,628
City of New York Series F-1, GO	5.000	03-01-50	1,390,000	1,400,892
City of Yonkers Series F, GO (C)	5.000	11-15-28	205,000	219,766
City of Yonkers Series F, GO (C)	5.000	11-15-30	80,000	88,268
City of Yonkers Series F, GO (C)	5.000	11-15-31	300,000	334,823
City of Yonkers Series F, GO (C)	5.000	11-15-32	250,000	281,343
City of Yonkers Series G, GO (C)	5.000	11-15-30	410,000	452,372
City of Yonkers Series G, GO (C)	5.000	11-15-31	10,000	11,161
Dutchess County Local Development Corp. Health Quest Systems, Inc., Series B	4.000	07-01-41	2,000,000	1,806,024
Dutchess County Local Development Corp. Nuvance Health Issue, Series B (C)	4.000	07-01-49	1,000,000	874,875
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	28

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Metropolitan Transportation Authority Series A (C)	4.000	11-15-46	1,735,000	$1,486,201
Metropolitan Transportation Authority Series C-1	5.000	11-15-30	500,000	511,090
Monroe County Industrial Development Corp. St. John Fisher University Project	5.250	06-01-49	350,000	359,974
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	4.000	03-01-45	1,000,000	898,991
New York City Industrial Development Agency Yankee Stadium Project, Series A (C)	5.000	03-01-28	350,000	367,677
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	1,700,000	1,928,114
New York City Municipal Water Finance Authority Series GG	5.000	06-15-50	2,795,000	2,824,542
New York City Transitional Finance Authority Fiscal 2025, Series D	5.000	05-01-36	1,000,000	1,103,732
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series A	4.000	11-01-38	500,000	480,767
New York City Transitional Finance Authority Future Tax Subordinated Bonds, Series C-1	4.000	11-01-38	3,010,000	2,920,211
New York City Transitional Finance Authority Series E-1	4.000	02-01-39	1,710,000	1,637,859
New York Liberty Development Corp. World Trade Center, Class 2-3 (A)	5.150	11-15-34	2,500,000	2,500,448
New York State Dormitory Authority Series A	4.000	03-15-37	2,295,000	2,262,133
New York State Dormitory Authority Series C (C)(E)	5.000	10-01-31	1,195,000	1,305,172
New York State Dormitory Authority Series C (C)(E)	5.000	10-01-32	1,255,000	1,374,973
New York State Dormitory Authority Series C (C)(E)	5.000	10-01-35	1,405,000	1,529,439
New York State Dormitory Authority Series C (C)(E)	5.000	10-01-36	1,335,000	1,436,909
New York State Dormitory Authority Series D	4.000	02-15-39	2,450,000	2,330,451
New York State Dormitory Authority Series E	4.000	03-15-39	365,000	350,313
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-38	1,000,000	1,067,122
New York State Dormitory Authority White Plains Hospital Obligated Group (C)	5.000	10-01-39	1,000,000	1,058,308
New York State Environmental Facilities Corp. Series B	4.000	06-15-37	495,000	499,632
New York State Urban Development Corp. Series C	5.000	03-15-31	1,745,000	1,893,876
29	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. American Airlines, Inc., John F. Kennedy International Airport, AMT	2.250	08-01-26	80,000	$78,598
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia Airport, AMT	4.000	01-01-36	2,000,000	1,863,978
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-25	1,100,000	1,105,876
New York Transportation Development Corp. New York State Thruway Service Areas Project, AMT	2.500	10-31-31	500,000	425,972
Onondaga Civic Development Corp. Crouse Health Hospital, Inc.	5.375	08-01-54	1,000,000	859,812
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-39	1,000,000	1,082,888
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-40	1,000,000	1,074,212
Onondaga Civic Development Corp. Syracuse University Project	5.000	12-01-41	900,000	958,907
Onondaga Civic Development Corp. Syracuse University Project	5.250	12-01-42	1,000,000	1,077,152
Port Authority of New York & New Jersey 194th Series	5.250	10-15-55	3,000,000	3,008,984
Port Authority of New York & New Jersey Series 248	5.000	01-15-45	1,350,000	1,402,739
Schenectady County Capital Resource Corp. Union College Project	5.000	07-01-32	100,000	111,835
Suffolk Regional Off-Track Betting Company	5.750	12-01-44	500,000	511,626
Suffolk Tobacco Asset Securitization Corp. New York Tobacco Settlement Asset Backed Subordinated, Series B-1	4.000	06-01-50	430,000	387,658
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-30	1,365,000	1,459,511
Troy Capital Resource Corp. Rensselaer Polytechnic Institute, Series A	5.000	09-01-39	1,350,000	1,382,529
North Carolina 0.5%				7,144,881
City of Charlotte Series B, GO	5.000	07-01-36	1,545,000	1,718,648
City of Charlotte Airport Revenue Series A	4.000	07-01-51	5,000	4,438
Greater Asheville Regional Airport Authority North Carolina Airport System Revenue, AMT (C)	5.250	07-01-40	980,000	1,025,361
North Carolina Capital Facilities Finance Agency High Point University	5.000	05-01-31	20,000	21,336
North Carolina Medical Care Commission Every Age, Series B	5.000	09-01-44	1,260,000	1,217,146
North Carolina Medical Care Commission Penick Village Project, Series B-1	4.750	09-01-29	410,000	408,054
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	30

	Rate (%)	Maturity date	Par value^	Value
North Carolina (continued)
North Carolina Medical Care Commission Presbyterian Homes, Series C	4.000	10-01-31	115,000	$113,384
State of North Carolina Series C	3.000	05-01-28	550,000	547,213
University of North Carolina at Charlotte UNC Board of Governors	5.000	10-01-42	2,065,000	2,089,301
North Dakota 0.3%				3,964,778
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	1,625,000	1,621,626
City of Bismarck Series T, GO	2.500	05-01-26	355,000	352,448
City of Bismarck Series T, GO	3.000	05-01-34	415,000	393,631
City of Bismarck Series T, GO	3.000	05-01-35	315,000	291,709
City of Bismarck Series T, GO	3.000	05-01-36	330,000	299,323
City of Bismarck Series T, GO	3.000	05-01-37	45,000	40,215
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-39	675,000	697,953
City of Grand Forks Altru Health System, Series A (C)	5.000	12-01-43	265,000	267,873
Ohio 1.8%				24,067,578
American Municipal Power, Inc. Prairie State Energy Campus Project, Series A	4.000	02-15-35	840,000	840,047
City of Cleveland Series A, GO	5.000	12-01-47	1,000,000	1,024,714
Cleveland-Cuyahoga County Port Authority Cleveland Museum of Natural History	4.000	07-01-51	905,000	744,645
Columbus Metropolitan Housing Authority Waldren Woods Project	4.000	06-01-34	845,000	807,308
Columbus Regional Airport Authority John Glenn Columbus International Airport, Series A, AMT	5.000	01-01-35	1,190,000	1,258,296
Copley-Fairlawn City School District, GO	5.000	12-01-42	885,000	893,497
Copley-Fairlawn City School District, GO	5.000	12-01-43	700,000	705,284
County of Hamilton Life Enriching Communities Project	5.000	01-01-46	770,000	735,100
County of Hamilton Life Enriching Communities Project, Series A	5.250	01-01-38	500,000	515,852
County of Hamilton Life Enriching Communities Project, Series A	5.500	01-01-43	500,000	511,191
County of Hamilton TriHealth, Inc. Obligation Group Project, Series A	5.000	08-15-42	4,000,000	4,006,716
31	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
County of Lucas Promedica Healthcare, Series A	5.250	11-15-48	515,000	$495,149
County of Montgomery Solvita Project	5.000	09-01-37	1,020,000	1,074,896
County of Montgomery Solvita Project	5.000	09-01-38	1,070,000	1,116,866
County of Montgomery Solvita Project	5.250	09-01-40	360,000	377,015
County of Montgomery Solvita Project	5.250	09-01-42	360,000	372,184
County of Montgomery Solvita Project	5.250	09-01-43	400,000	412,000
County of Warren Community First Solutions Obligated Group, Series A	5.000	05-15-44	500,000	487,641
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	3,550,000	3,552,647
Northeast Ohio Regional Sewer District	3.000	11-15-34	2,270,000	2,066,508
Ohio Air Quality Development Authority Duke Energy Corp. Project, AMT	4.250	11-01-39	1,000,000	1,007,397
Ohio Air Quality Development Authority Duke Energy Corp. Project, Series 2022-B	4.000	09-01-30	1,055,000	1,062,625
Oklahoma 1.0%				13,447,375
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	800,000	847,841
Kay County Public Buildings Authority Ponca City Public Schools Project	5.000	09-01-27	2,000,000	2,068,573
McClain County Economic Development Authority Washington Public Schools Project	4.000	09-01-34	1,810,000	1,818,606
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.000	08-15-38	2,150,000	2,160,919
Oklahoma Turnpike Authority Series B (E)	5.000	01-01-37	1,000,000	1,083,556
Stephens County Educational Facilities Authority Marlow Public Schools Project	5.000	09-01-27	500,000	517,802
Tulsa Authority for Economic Opportunity Vast Bank Project (A)	4.000	12-01-43	1,005,000	838,880
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-37	1,000,000	1,002,999
Tulsa County Industrial Authority Montereau, Inc. Project	5.250	11-15-45	500,000	484,203
Tulsa Municipal Airport Trust American Airlines, Inc. Project, AMT	6.250	12-01-35	2,400,000	2,623,996
Oregon 0.8%				10,533,364
Astoria Hospital Facilities Authority Columbia Memorial Hospital Project	5.250	08-01-54	1,180,000	1,185,521
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	32

	Rate (%)	Maturity date	Par value^	Value
Oregon (continued)
City of Forest Grove Pacific University, Series 2022-A	4.000	05-01-34	1,290,000	$1,216,566
City of Newport Series B, GO (C)(D)	3.281	06-01-27	190,000	177,945
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	4.625	06-15-35	265,000	263,550
Oregon State Facilities Authority Redmond Proficiency Academy Project, Series A (A)	5.500	06-15-45	475,000	469,451
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-27	305,000	311,877
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-29	335,000	345,478
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-31	370,000	382,184
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-32	385,000	395,469
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-33	405,000	414,531
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-34	400,000	405,722
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-35	450,000	452,193
Port of Portland Airport Revenue Series 28, AMT	4.000	07-01-35	1,690,000	1,665,636
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-53	190,000	170,319
Salem-Keizer School District No. 24J, GO (D)	3.660	06-15-29	1,105,000	953,571
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-28	30,000	31,013
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-29	185,000	192,331
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-40	1,000,000	995,329
Union County Hospital Facility Authority Grande Ronde Hospital Project	5.000	07-01-42	515,000	504,678
Pennsylvania 4.1%				54,303,868
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-44	4,250,000	4,361,946
Allegheny County Airport Authority Pittsburgh International Airport, AMT (C)	5.250	01-01-45	4,000,000	4,088,647
33	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Allegheny County Higher Education Building Authority Duquesne University	5.000	03-01-43	2,100,000	$2,133,133
Allegheny County Higher Education Building Authority Duquesne University, Series 2022-A	5.000	03-01-34	640,000	693,182
Allentown Commercial and Industrial Development Authority Lincoln Leadership Academy Charter School Project	5.000	06-15-33	3,140,000	3,213,686
Berks County Municipal Authority Tower Health Project, Series A-3	5.000	06-30-39	518,000	479,259
Berks County Municipal Authority Tower Health Project, Series A-4	7.000	06-30-39	3,500,000	3,025,155
Berks County Municipal Authority Tower Health Project, Series B-2 (0.000% to 11-15-29, then 8.000% thereafter)	0.000	06-30-44	2,000,000	1,128,902
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	1,000,000	1,013,510
Chester County Industrial Development Authority Longwood Gardens Project	4.000	12-01-49	1,220,000	1,052,815
City of Philadelphia Series A, GO	5.000	05-01-34	2,010,000	2,157,056
City of Philadelphia Airport Revenue Private Activity, AMT (C)	4.000	07-01-46	545,000	476,999
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	534,422
Delaware County Authority Cabrini University	5.000	07-01-42	200,000	207,101
Delaware River Port Authority Pennsylvania and New Jersey Port District Project	5.000	01-01-27	1,050,000	1,086,177
Doylestown Hospital Authority (A)	5.375	07-01-39	1,500,000	1,583,718
Greater Greensburg Sewer Authority Series C (C)	5.000	03-15-34	195,000	212,710
Lancaster County Hospital Authority Brethren Village Project	5.125	07-01-37	575,000	560,268
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,420,000	1,348,908
Lancaster County Hospital Authority Masonic Villages Project	5.000	11-01-30	2,485,000	2,631,875
Lancaster County Hospital Authority Masonic Villages Project	5.125	11-01-38	1,045,000	1,093,249
Lancaster Municipal Authority Luthercare Project, Series A	5.000	12-01-45	700,000	678,063
Montgomery County Industrial Development Authority Acts Retirement-Life Communities, Series C	5.000	11-15-45	2,415,000	2,357,773
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	34

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	450,000	$450,232
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series C	5.250	12-01-37	1,000,000	1,001,383
Pennsylvania Economic Development Financing Authority Presbyterian Senior Living	5.000	07-01-38	2,500,000	2,557,634
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-1	5.250	11-01-44	1,880,000	1,931,884
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University, Series B-2 (C)	4.375	11-01-54	1,000,000	884,855
Pennsylvania Turnpike Commission Series A	5.000	12-01-44	1,000,000	1,008,167
Pennsylvania Turnpike Commission Series B	5.000	12-01-29	250,000	271,121
Pennsylvania Turnpike Commission Series B	5.000	12-01-30	250,000	273,775
Pennsylvania Turnpike Commission Series B	5.000	12-01-31	250,000	276,389
Pennsylvania Turnpike Commission Series B	5.000	12-01-32	250,000	278,121
Pennsylvania Turnpike Commission Series B	5.000	12-01-33	250,000	278,668
Pennsylvania Turnpike Commission Series B	5.000	12-01-34	150,000	166,164
Pennsylvania Turnpike Commission Series B	5.000	12-01-35	250,000	274,732
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-27	1,225,000	1,257,141
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-28	645,000	665,413
Philadelphia Authority for Industrial Development Holy Family University Project	5.000	09-01-29	1,135,000	1,176,076
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	205,000	198,838
Pittsburgh Water & Sewer Authority Series A (C)	5.000	09-01-43	1,530,000	1,582,520
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series A (C)	5.000	02-01-34	1,895,000	2,051,628
35	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh and Allegheny County Series B (C)	5.000	02-01-28	1,530,000	$1,600,573
Puerto Rico 1.1%				14,681,477
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (D)	2.771	11-01-43	8,982,646	5,389,587
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.202	07-01-31	2,989,000	2,318,426
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.500	07-01-34	2,000,000	1,984,761
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	5.631	07-01-51	1,400,000	328,461
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	1,736,000	1,619,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.329	07-01-40	3,264,000	3,041,065
Rhode Island 0.3%				4,408,539
Providence Public Building Authority Capital Improvement Program, Series A (C)	5.250	09-15-43	1,000,000	1,047,335
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.000	09-15-40	290,000	271,113
Rhode Island Health and Educational Building Corp. University of Rhode Island	4.125	09-15-43	400,000	375,690
Rhode Island Health and Educational Building Corp. University of Rhode Island	5.000	09-15-41	1,095,000	1,134,506
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,580,000	1,579,895
South Carolina 2.2%				29,191,141
Charleston County Airport District Series A, AMT	5.250	07-01-41	700,000	730,109
Charleston County Airport District Series A, AMT	5.250	07-01-42	1,000,000	1,034,708
Charleston County Airport District Series A, AMT	5.250	07-01-44	2,250,000	2,298,528
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-34	35,000	39,018
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-35	250,000	276,896
City of Columbia Waterworks & Sewer System Revenue	5.000	02-01-36	300,000	329,982
City of Myrtle Beach Water & Sewer Revenue, Series C	5.000	03-01-45	730,000	756,601
Fort Mill Public Facilities Corp. Town of Fort Mill Project, Series A	4.000	08-01-42	750,000	704,956
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	36

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Greenville-Spartanburg Airport District Series A	5.250	07-01-54	1,150,000	$1,179,767
Patriots Energy Group Financing Agency Series A-1	5.250	10-01-54	3,000,000	3,158,011
Scago Public Facilities Corp for Georgetown County Georgetown County Project	5.000	06-01-40	1,000,000	1,054,877
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.250	11-15-39	800,000	821,619
South Carolina Jobs-Economic Development Authority Beaufort Memorial Hospital & South of Broad Healthcare Project	5.500	11-15-44	1,000,000	998,867
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.500	09-01-45	1,100,000	1,090,261
South Carolina Jobs-Economic Development Authority Charleston Southern University, Series C	5.625	09-01-50	1,200,000	1,182,074
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-27	1,555,000	1,569,227
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-30	1,945,000	1,961,706
South Carolina Jobs-Economic Development Authority Episcopal Home at Still Hopes, Series A	5.000	04-01-33	125,000	125,637
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.250	06-01-40	1,000,000	150,000
South Carolina Jobs-Economic Development Authority Last Step Recycling Project, Series A, AMT (A)(F)	6.500	06-01-51	4,000,000	600,000
South Carolina Jobs-Economic Development Authority Novant Health Obligated Group, Series A	5.250	11-01-41	2,500,000	2,623,920
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-34	1,350,000	1,404,837
South Carolina Jobs-Economic Development Authority Ocean Collegiate Academy Project, Series A (A)	5.000	06-15-44	2,500,000	2,376,707
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	1,650,000	1,553,055
37	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
South Carolina (continued)
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-31	265,000	$293,804
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-32	220,000	244,639
Town of Summerville Limited Obligation Tax Increment	5.000	10-01-33	570,000	631,335
Tennessee 2.3%				30,045,525
Chattanooga Health Educational & Housing Facility Board Erlanger Health System (C)	5.000	12-01-34	500,000	545,176
City of Knoxville, GO	3.000	05-01-35	1,700,000	1,553,749
City of Lenoir Electric System Revenue	4.000	06-01-36	500,000	492,188
City of Lenoir Electric System Revenue	4.000	06-01-37	500,000	488,579
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	5.750	12-01-50	800,000	877,082
Hamilton County & Chattanooga Sports Authority Stadium Project, Series A	6.000	12-01-55	1,780,000	1,973,475
Johnson City Health & Educational Facilities Board Ballad Health, Series A	5.000	07-01-34	1,415,000	1,513,557
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Belmont University	4.000	05-01-37	1,620,000	1,598,390
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-46	8,400,000	8,130,609
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-37	1,000,000	1,075,181
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.000	07-01-40	2,000,000	2,099,474
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project, Series A (C)	5.250	07-01-53	1,000,000	1,032,513
Metropolitan Government of Nashville & Davidson County Series C, GO	4.000	01-01-45	3,635,000	3,347,015
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-30	1,605,000	1,702,135
Metropolitan Nashville Airport Authority Series B, AMT	5.000	07-01-31	1,600,000	1,709,251
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-32	850,000	928,994
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	38

	Rate (%)	Maturity date	Par value^	Value
Tennessee (continued)
Metropolitan Nashville Airport Authority Series B, AMT	5.250	07-01-33	900,000	$978,157
Texas 8.3%				108,795,452
Alief Independent School District, GO (E)	4.000	02-15-42	1,000,000	935,155
Arlington Higher Education Finance Corp. Kipp Texas, Inc.	4.000	08-15-37	120,000	116,451
Arlington Higher Education Finance Corp. Leadership Prep School	4.250	06-15-59	1,000,000	892,093
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-28	150,000	159,620
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-29	130,000	139,820
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-30	100,000	108,712
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-31	120,000	131,886
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-32	120,000	131,086
Arlington Higher Education Finance Corp. Trinity Basin Preparatory, Inc.	5.000	08-15-48	1,000,000	1,020,301
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	1,900,000	1,615,000
Cedar Port Navigation & Improvement District District No. 1, GO	4.000	09-01-45	325,000	277,321
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	500,778
City of Arlington Water & Wastewater System Revenue	3.000	06-01-35	670,000	614,113
City of Austin Water & Wastewater System Revenue Series A	3.200	05-15-28	120,000	119,380
City of Denton, GO	5.000	02-15-43	1,425,000	1,434,841
City of Georgetown Utility System Revenue (C)	5.250	08-15-53	1,525,000	1,562,022
City of Houston Airport System Revenue Series A, AMT	4.000	07-01-47	1,070,000	920,534
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	7,750,000	7,955,319
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-34	1,250,000	1,279,938
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.500	07-15-38	2,500,000	2,570,170
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series C, AMT	5.000	07-15-28	4,400,000	4,418,229
39	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Pearland Series C, GO	5.000	09-01-44	850,000	$877,614
City of San Antonio Electric and Gas Revenue, Series B	5.000	02-01-54	1,000,000	1,005,430
City of Temple CTFS Obligated, Series B, GO	4.000	08-01-47	2,770,000	2,424,671
Clifton Higher Education Finance Corp. Idea Public Shools, Series T	4.000	08-15-42	780,000	716,230
Clifton Higher Education Finance Corp. International Leadership of Texas, Series A	5.000	08-15-38	900,000	961,268
Comal County Water Control & Improvement District No. 6 Series A, GO (C)	4.375	03-01-32	1,480,000	1,506,448
Comal Independent School District, GO	3.000	02-15-40	1,000,000	841,917
Dallas Independent School District Series A-6, GO	5.000	02-15-55	3,395,000	3,673,058
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-26	100,000	102,083
Fort Bend County Municipal Utility District No. 182, GO (C)	5.250	09-01-28	1,090,000	1,153,989
Fort Bend County Municipal Utility District No. 50, GO (C)	4.125	09-01-52	420,000	363,315
Gulf Coast Authority Series B	5.000	10-01-32	450,000	498,851
Gulf Coast Authority Series B	5.000	10-01-33	520,000	577,399
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	2,030,000	2,032,176
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-32	1,700,000	1,620,584
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-34	1,950,000	1,802,614
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-36	1,945,000	1,715,454
Harris County Municipal Utility District No. 171 Series A, GO (C)	3.000	12-01-38	1,940,000	1,626,075
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-35	1,000,000	907,034
Harris County Municipal Utility District No. 202, GO (C)	3.000	02-15-37	1,115,000	970,530
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-32	1,000,000	975,568
Harris County Municipal Utility District No. 24, GO (C)	3.000	03-01-34	1,000,000	950,865
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	40

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-33	1,490,000	$1,396,130
Harris County Municipal Utility District No. 489 Series A, GO (C)	3.000	09-01-35	1,375,000	1,245,932
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-33	930,000	871,410
Harris County Municipal Utility District No. 489, GO (C)	3.000	09-01-35	1,130,000	1,023,930
Harris County Municipal Utility District No. 489, GO (C)	4.000	09-01-30	600,000	616,066
Harris County Municipal Utility District No. 489, GO (C)	4.125	09-01-31	740,000	760,924
Harris County Municipal Utility District No. 489, GO (C)	4.250	09-01-32	730,000	750,920
Harris County Municipal Utility District No. 503, GO (C)	3.250	09-01-34	10,000	9,356
Harrisburg Redevelopment Authority (C)	5.000	09-01-31	300,000	322,413
Harrisburg Redevelopment Authority (C)	5.000	09-01-32	250,000	269,611
Harrisburg Redevelopment Authority (C)	5.000	09-01-33	300,000	324,677
Harrisburg Redevelopment Authority (C)	5.000	09-01-34	275,000	298,656
Harrisburg Redevelopment Authority (C)	5.000	09-01-35	500,000	539,546
Harrisburg Redevelopment Authority (C)	5.000	09-01-36	550,000	587,784
Highway 380 Municipal Management District No. 1, GO (C)	3.000	05-01-37	1,105,000	964,285
Lake Houston Redevelopment Authority Tax Increment Contract Revenue	4.000	09-01-33	170,000	161,914
Lower Colorado River Authority LCRA Transmission Services Corp.	5.000	05-15-44	1,000,000	1,002,553
Matagorda County Navigation District No. 1 AEP Texas Central Company Project, Series B-2	4.000	06-01-30	1,125,000	1,125,038
Mission Economic Development Corp. Graphic Packaging International LLC Project, AMT	5.000	12-01-64	1,000,000	1,021,283
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	1,750,000	1,741,378
New Hope Cultural Education Facilities Finance Corp. Sanctuary LTC Project, Series A-1	5.000	01-01-32	5,000,000	5,009,722
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	2,115,000	2,081,900
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-32	120,000	125,284
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-33	100,000	104,032
Northlake Municipal Management District No. 2, GO (C)	5.000	03-01-35	725,000	751,987
41	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-27	25,000	$26,267
Northlake Municipal Management District No. 2, GO (C)	6.625	03-01-28	225,000	242,676
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-32	1,060,000	1,073,436
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-33	760,000	766,508
Northwest Harris County Municipal Utility District No. 5, GO (C)	4.000	05-01-34	1,060,000	1,063,769
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	1,750,000	1,804,344
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	2.875	01-01-41	2,200,000	1,613,071
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	3.625	01-01-35	2,200,000	1,991,234
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series A, AMT (A)	5.000	01-01-39	750,000	724,790
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	2,000,000	2,046,330
Prosper Independent School District, GO	4.000	02-15-52	25,000	21,847
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-34	1,460,000	1,466,729
Sunfield Municipal Utility District No. 4, GO (C)	4.000	09-01-48	700,000	594,752
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Project, Series F	5.000	11-15-52	3,000,000	3,205,600
Tarrant County Housing Finance Corp. The Meridian Apartments, Series A	4.600	03-01-43	3,500,000	3,390,655
Texas Department of Housing & Community Affairs Series A	3.625	09-01-44	1,000,000	838,544
Texas Municipal Gas Acquisition & Supply Corp. V	5.000	01-01-55	2,500,000	2,631,524
Texas Tech University System Series A	5.000	02-15-34	5,000	5,553
Texas Water Development Board Series A	4.875	10-15-48	5,000,000	5,024,049
Texas Water Development Board State Water Implementation Fund	3.000	10-15-34	1,575,000	1,459,706
Texas Water Development Board Water Implementation Reserve Fund	4.750	10-15-42	500,000	507,035
Viridian Municipal Management District Texas Utility Improvement, GO (C)	4.000	12-01-30	965,000	984,360
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	42

	Rate (%)	Maturity date	Par value^	Value
Utah 0.9%				$11,339,856
Alpine School District Series B, GO	3.000	03-15-34	1,810,000	1,665,721
City of Salt Lake City Airport Revenue Series A, AMT	5.000	07-01-36	2,000,000	2,060,510
Intermountain Power Agency Series A	5.000	07-01-41	1,000,000	1,029,721
Salt Lake City Airport Revenue Series A, AMT	5.250	07-01-36	1,700,000	1,827,655
Utah Infrastructure Agency Pleasant Grove City Project	4.000	10-15-44	1,000,000	886,498
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-27	1,120,000	1,122,967
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-30	400,000	396,170
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-33	1,185,000	1,163,460
Utah Infrastructure Agency Telecommunication Revenue	4.000	10-15-35	250,000	238,043
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-28	100,000	105,743
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-29	100,000	107,309
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-30	100,000	108,699
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-31	100,000	110,003
Utah Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue	5.000	06-01-32	30,000	33,293
Wood Ranch Public Infrastructure District Assessment Area No. 1 (A)	5.625	12-01-53	500,000	484,064
Vermont 0.2%				2,368,811
City of Burlington Airport Revenue, Series A	5.000	07-01-27	475,000	487,599
City of Burlington Airport Revenue, Series A	5.000	07-01-28	540,000	560,449
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	1,350,000	1,320,763
43	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.6%				$8,151,193
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	1,460,000	1,486,168
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-30	4,650,000	4,747,164
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-39	2,000,000	1,917,861
Virginia 2.7%				35,597,041
Arlington County Industrial Development Authority VHC Health, Series A	5.000	07-01-53	1,000,000	1,069,504
Arlington County Industrial Development Authority Virginia Hospital Center	4.000	07-01-38	1,000,000	977,687
Chesapeake Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	02-01-32	1,075,000	1,082,409
City of Norfolk Water Revenue Series 2025 (E)	5.000	11-01-34	1,600,000	1,777,503
City of Norfolk Water Revenue Series 2025 (E)	5.000	11-01-35	1,900,000	2,097,148
City of Norfolk Water Revenue Series 2025 (E)	5.000	11-01-36	1,395,000	1,528,039
City of Norfolk Water Revenue Series 2025 (E)	5.000	11-01-37	1,250,000	1,358,900
City of Norfolk Water Revenue Series 2025 (E)	5.000	11-01-38	1,000,000	1,079,847
City of Richmond Public Utility Revenue Series A	4.000	01-15-38	1,775,000	1,754,136
County of Arlington, GO	5.000	06-15-36	2,400,000	2,626,923
County of Fairfax Series A, GO	4.000	10-01-33	1,525,000	1,540,363
Loudoun County Economic Development Authority Loudoun County Public Facilities Project, Series A	3.000	12-01-36	3,300,000	2,881,014
Louisa Industrial Development Authority Virginia Electric & Power Company Project, Series A	3.650	11-01-35	1,000,000	1,007,116
Newport News Economic Development Authority LifeSpire of Virginia Obligated Group	5.000	12-01-31	2,000,000	2,005,623
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	3,600,000	3,625,737
Virginia College Building Authority Higher Education Financing, Series C	3.000	09-01-34	20,000	18,518
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	44

	Rate (%)	Maturity date	Par value^	Value
Virginia (continued)
Virginia College Building Authority Regent University Project	4.000	06-01-46	3,500,000	$2,871,009
Virginia Commonwealth Transportation Board Capital Projects	4.000	05-15-37	650,000	653,952
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-39	140,000	128,637
Virginia Small Business Financing Authority 95 Express Lanes LLC Project, AMT	4.000	01-01-40	840,000	758,094
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-36	3,000,000	2,855,401
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo LLC Project, AMT	4.000	01-01-40	45,000	40,612
Virginia Small Business Financing Authority Lifespire Virginia	4.000	12-01-41	1,000,000	892,038
York County Economic Development Authority Virginia Electric & Power Company Project, Series A	3.650	05-01-33	960,000	966,831
Washington 1.8%				23,399,252
City of Seattle Municipal Light & Power Revenue, Series A	4.000	07-01-38	705,000	691,213
County of King Sewer Revenue	5.000	07-01-49	1,950,000	1,972,534
King County Public Hospital District No. 2, GO	5.250	12-01-45	1,000,000	1,032,521
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (C)	5.000	12-01-32	200,000	219,862
Metropolitan Washington Airports Authority Series A, AMT	5.000	10-01-30	9,400,000	10,002,392
Port of Seattle Series B, AMT	5.000	08-01-41	1,570,000	1,587,534
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-38	300,000	317,041
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-39	330,000	346,346
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-40	485,000	505,182
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-41	150,000	155,131
Skagit County Public Hospital District No. 1 Skagit Regional Health	5.500	12-01-42	200,000	205,853
Snohomish County Housing Authority Carvel Apartments Project	4.000	04-01-44	1,250,000	1,088,715
Three Rivers Regional Wastewater Authority (C)	4.000	09-01-43	900,000	833,730
Washington State Housing Finance Commission Municipal Certificates, Series A-1	3.500	12-20-35	939,122	871,381
45	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Washington State Housing Finance Commission Parkshore Juanita Bay Project, Series B-1 (A)	4.500	07-01-30	2,535,000	$2,512,678
Washington State Housing Finance Commission Seattle Academy of Arts and Sciences Project (A)	6.125	07-01-53	1,000,000	1,057,139
West Virginia 0.9%				11,210,915
County of Ohio The Highlands Project	5.000	06-01-33	400,000	413,901
County of Ohio The Highlands Project	5.250	06-01-44	750,000	740,487
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	750,000	743,311
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	1,150,000	1,143,022
West Virginia Economic Development Authority Mitchell Project, Series A, AMT	4.700	04-01-36	3,000,000	3,014,389
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.000	09-01-40	1,125,000	1,159,765
West Virginia Hospital Finance Authority Vandalia Health Group, Series B (C)	5.375	09-01-53	2,925,000	3,026,196
West Virginia Hospital Finance Authority West Virginia University Health System Obligated Group, Series A	5.000	06-01-41	945,000	969,844
Wisconsin 2.8%				36,606,923
County of Milwaukee Series B, GO	0.050	08-01-38	735,000	391,105
County of Milwaukee Series B, GO	0.050	08-01-39	735,000	368,109
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-35	445,000	471,503
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-37	445,000	463,469
County of Milwaukee Airport Revenue Series A, AMT	5.000	12-01-38	200,000	206,958
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-34	2,490,000	2,291,964
Milwaukee Metropolitan Sewerage District Series A, GO	3.000	10-01-35	445,000	401,291
Public Finance Authority A Challenge Foundation Academy (A)	6.875	07-01-53	50,000	50,664
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	300,000	310,576
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	46

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-35	900,000	$927,841
Public Finance Authority CHF Manoa LLC, Series A (A)	5.250	07-01-38	1,000,000	1,008,300
Public Finance Authority CHF Manoa LLC, Series A (A)	5.500	07-01-43	1,000,000	996,147
Public Finance Authority Duke Energy Progress Project	3.300	10-01-46	2,530,000	2,504,241
Public Finance Authority Gardner-Webb University (A)	5.000	07-01-31	3,000,000	2,916,943
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	200,000	209,120
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-30	405,000	430,898
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-33	350,000	376,025
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-35	100,000	106,400
Public Finance Authority Lenoir-Rhyne University	5.000	04-01-32	1,335,000	1,383,360
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.000	05-15-29	2,000,000	2,013,536
Public Finance Authority Mary’s Woods at Marylhurst Project, Series A (A)	5.250	05-15-42	2,610,000	2,489,601
Public Finance Authority Pinecrest Academy Sloan Canyon Campus Project, Series A (A)	4.000	07-15-34	1,000,000	952,210
Public Finance Authority Sky Harbor Capital LLC, AMT	4.250	07-01-54	500,000	394,505
Public Finance Authority Viticus Group Project, Series A (A)	4.000	12-01-41	750,000	620,262
Public Finance Authority Viticus Group Project, Series A (A)	4.250	12-01-51	400,000	305,232
Public Finance Authority WakeMed Hospital, Series A	5.000	10-01-44	1,000,000	977,719
Public Finance Authority Waste Management, Inc. Project, Series A2, AMT	2.875	05-01-27	3,000,000	2,932,680
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-37	975,000	865,820
Sparta Area School District Promissory Notes, GO (C)	3.000	03-01-38	1,110,000	958,207
47	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Bellin Memorial Hospital, Inc., Series A	5.000	12-01-37	800,000	$841,366
Wisconsin Health & Educational Facilities Authority Cedar Crest, Inc., Series A	5.000	04-01-42	1,100,000	994,813
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	5.625	07-01-35	475,000	483,407
Wisconsin Health & Educational Facilities Authority Chiara Housing and Services, Inc. Project	6.375	07-01-45	1,030,000	1,041,706
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-51	250,000	168,286
Wisconsin Health & Educational Facilities Authority Hope Christian Schools	4.000	12-01-56	450,000	291,921
Wisconsin Health & Educational Facilities Authority St. John’s Communities, Inc.	4.000	09-15-41	1,000,000	866,872
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series A	4.000	08-15-30	1,200,000	1,164,479
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-1	4.400	08-15-29	1,450,000	1,440,105
Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	1,000,000	989,282
Wyoming 0.3%				4,296,095

County of Campbell Basin Electric Power Cooperative	3.625	07-15-39	4,970,000	4,296,095
Corporate bonds 0.3%				$3,382,243
(Cost $3,531,243)
Materials 0.3%				3,382,243
Paper and forest products 0.3%
Domtar Corp. (A)	6.750	10-01-28	3,850,000	3,382,243

	Shares	Value
Closed-end funds 0.2%		$2,988,250
(Cost $3,219,144)
BlackRock Municipal Income Trust	75,000	719,250
BlackRock MuniYield Fund, Inc.	125,000	1,247,500
PIMCO Municipal Income Fund III	150,000	1,021,500

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	48

	Yield (%)	Shares	Value
Short-term investments 0.6%			$7,238,898
(Cost $7,238,798)
Short-term funds 0.6%
John Hancock Collateral Trust (G)	4.2439(H)	723,702	7,238,898

Total investments (Cost $1,326,528,100) 100.3%			$1,313,557,992
Other assets and liabilities, net (0.3%)			(3,671,945)
Total net assets 100.0%			$1,309,886,047

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,158,606 or 10.9% of the fund’s net assets as of 5-31-25.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Security purchased or sold on a when-issued or delayed-delivery basis.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	The rate shown is the annualized seven-day yield as of 5-31-25.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $1,324,679,828. Net unrealized depreciation aggregated to $11,121,836, of which $14,926,092 related to gross unrealized appreciation and $26,047,928 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	4.8
Assured Guaranty Municipal Corp.	3.8
Assured Guaranty Corp.	2.7
National Public Finance Guarantee Corp.	0.1
California Mortgage Insurance	0.1
TOTAL	11.5
The fund had the following portfolio composition as a percentage of net assets on 5-31-25:
General obligation bonds	14.0%
Revenue bonds	85.2%
Other revenue	20.7%
Health care	19.8%
Education	10.4%
Airport	10.2%
49	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Development	9.1%
Water and sewer	4.0%
Utilities	3.6%
Transportation	3.1%
Housing	2.2%
Pollution	1.2%
Tobacco	0.6%
Facilities	0.3%
Corporate bonds	0.3%
Closed-end funds	0.2%
Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	50

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $1,319,289,302)	$1,306,319,094
Affiliated investments, at value (Cost $7,238,798)	7,238,898
Total investments, at value (Cost $1,326,528,100)	1,313,557,992
Receivable for futures variation margin	18,845
Collateral held at broker for futures contracts	500,000
Dividends and interest receivable	17,935,460
Receivable for fund shares sold	3,108,276
Receivable for investments sold	59,738
Receivable from affiliates	5,427
Other assets	110,043
Total assets	1,335,295,781
Liabilities
Distributions payable	95,203
Payable for delayed-delivery securities purchased	22,053,692
Payable for fund shares repurchased	2,993,103
Payable to affiliates
Accounting and legal services fees	42,892
Transfer agent fees	80,208
Distribution and service fees	5,637
Trustees’ fees	1,755
Other liabilities and accrued expenses	137,244
Total liabilities	25,409,734
Net assets	$1,309,886,047
Net assets consist of
Paid-in capital	$1,350,187,362
Total distributable earnings (loss)	(40,301,315)
Net assets	$1,309,886,047

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($577,453,173 ÷ 65,556,759 shares)[1]	$8.81
Class C ($6,543,267 ÷ 742,919 shares)[1]	$8.81
Class I ($548,714,934 ÷ 62,194,320 shares)	$8.82
Class R6 ($177,174,673 ÷ 20,076,979 shares)	$8.82
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
51	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$53,170,830
Dividends from affiliated investments	328,063
Dividends	185,150
Total investment income	53,684,043
Expenses
Investment management fees	5,918,019
Distribution and service fees	1,493,637
Accounting and legal services fees	239,189
Transfer agent fees	672,789
Trustees’ fees	29,094
Custodian fees	151,475
State registration fees	131,088
Printing and postage	53,181
Professional fees	116,724
Other	92,005
Total expenses	8,897,201
Less expense reductions	(813,478)
Net expenses	8,083,723
Net investment income	45,600,320
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(8,668,496)
Affiliated investments	4,246
Futures contracts	2,397,241
(6,267,009)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(11,194,040)
Affiliated investments	100
(11,193,940)
Net realized and unrealized loss	(17,460,949)
Increase in net assets from operations	$28,139,371
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	52

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$45,600,320	$36,046,554
Net realized loss	(6,267,009)	(13,985,438)
Change in net unrealized appreciation (depreciation)	(11,193,940)	12,820,832
Increase in net assets resulting from operations	28,139,371	34,881,948
Distributions to shareholders
From earnings
Class A	(19,487,329)	(16,373,521)
Class C	(197,220)	(210,608)
Class I	(18,338,751)	(13,552,031)
Class R6	(6,289,119)	(4,794,549)
Total distributions	(44,312,419)	(34,930,709)
From fund share transactions	192,694,540	219,709,297
Total increase	176,521,492	219,660,536
Net assets
Beginning of year	1,133,364,555	913,704,019
End of year	$1,309,886,047	$1,133,364,555
53	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.89	$8.87	$9.19	$10.14	$9.55
Net investment income[1]	0.32	0.31	0.28	0.25	0.27
Net realized and unrealized gain (loss) on investments	(0.09)	0.01	(0.32)	(0.93)	0.60
Total from investment operations	0.23	0.32	(0.04)	(0.68)	0.87
Less distributions
From net investment income	(0.31)	(0.30)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$8.81	$8.89	$8.87	$9.19	$10.14
Total return (%)[2,3]	2.55	3.64	(0.44)	(6.94)	9.34
Ratios and supplemental data
Net assets, end of period (in millions)	$577	$528	$454	$399	$450
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	0.82	0.88	0.91	0.93
Expenses including reductions	0.73	0.71	0.74	0.80	0.82
Net investment income	3.53	3.45	3.14	2.55	2.75
Portfolio turnover (%)	54	50	38	32	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	54

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.89	$8.87	$9.19	$10.14	$9.55
Net investment income[1]	0.25	0.24	0.21	0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.09)	0.01	(0.32)	(0.93)	0.60
Total from investment operations	0.16	0.25	(0.11)	(0.75)	0.80
Less distributions
From net investment income	(0.24)	(0.23)	(0.21)	(0.20)	(0.21)
Net asset value, end of period	$8.81	$8.89	$8.87	$9.19	$10.14
Total return (%)[2,3]	1.79	2.86	(1.18)	(7.55)	8.42
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$9	$12	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.57	1.63	1.66	1.68
Expenses including reductions	1.47	1.46	1.49	1.55	1.57
Net investment income	2.78	2.70	2.37	1.80	2.02
Portfolio turnover (%)	54	50	38	32	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
55	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.90	$8.88	$9.21	$10.16	$9.57
Net investment income[1]	0.33	0.32	0.30	0.26	0.29
Net realized and unrealized gain (loss) on investments	(0.09)	0.01	(0.34)	(0.93)	0.60
Total from investment operations	0.24	0.33	(0.04)	(0.67)	0.89
Less distributions
From net investment income	(0.32)	(0.31)	(0.29)	(0.28)	(0.30)
Net asset value, end of period	$8.82	$8.90	$8.88	$9.21	$10.16
Total return (%)[2]	2.71	3.79	(0.39)	(6.69)	9.38
Ratios and supplemental data
Net assets, end of period (in millions)	$549	$442	$333	$87	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.60	0.57	0.63	0.66	0.68
Expenses including reductions	0.58	0.56	0.59	0.65	0.67
Net investment income	3.68	3.60	3.32	2.72	2.90
Portfolio turnover (%)	54	50	38	32	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Municipal Opportunities Fund	56

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23	5-31-22	5-31-21
Per share operating performance
Net asset value, beginning of period	$8.91	$8.88	$9.21	$10.16	$9.57
Net investment income[1]	0.34	0.32	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.10)	0.02	(0.34)	(0.93)	0.60
Total from investment operations	0.24	0.34	(0.04)	(0.66)	0.89
Less distributions
From net investment income	(0.33)	(0.31)	(0.29)	(0.29)	(0.30)
Net asset value, end of period	$8.82	$8.91	$8.88	$9.21	$10.16
Total return (%)[2]	2.65	3.92	(0.37)	(6.66)	9.42
Ratios and supplemental data
Net assets, end of period (in millions)	$177	$156	$118	$37	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	0.56	0.61	0.63	0.65
Expenses including reductions	0.52	0.55	0.58	0.62	0.64
Net investment income	3.74	3.61	3.33	2.73	2.92
Portfolio turnover (%)	54	50	38	32	20

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
57	JOHN HANCOCK Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Municipal Opportunities Fund	58

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$1,299,948,601	—	$1,299,948,601	—
Corporate bonds	3,382,243	—	3,382,243	—
Closed-end funds	2,988,250	$2,988,250	—	—
Short-term investments	7,238,898	7,238,898	—	—
Total investments in securities	$1,313,557,992	$10,227,148	$1,303,330,844	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
59	JOHN HANCOCK Municipal Opportunities Fund |

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended May 31, 2025 were $6,729.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2025, the fund has a short-term capital loss carryforward of $16,559,345 and a long-term capital loss carryforward of $14,281,604 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$539,283	$481,003
| JOHN HANCOCK Municipal Opportunities Fund	60

	May 31, 2025	May 31, 2024
Exempt Income	$43,773,136	$34,449,706
Total	$44,312,419	$34,930,709
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $1,756,674 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
61	JOHN HANCOCK Municipal Opportunities Fund |

During the year ended May 31, 2025, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging up to $172.2 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2025.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$2,397,241
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets; (b) 0.460% of the next $500 million of the fund’s average daily net assets; (c) 0.410% of the next $2 billion of the fund’s average daily net assets; and (d) 0.385% of the fund’s average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.51% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2025, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the expense limitation was 0.55% of the fund’s average daily net assets.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
| JOHN HANCOCK Municipal Opportunities Fund	62

For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$106,617
Class C	1,338
Class I	97,619
Class	Expense reduction
Class R6	$32,569
Total	$238,143

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.45% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $567,962 and $7,373 for Class A and Class C shares, respectively, for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $221,747 for the year ended May 31, 2025. Of this amount, $28,959 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $192,788 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, CDSCs received by the Distributor amounted to $45,949 and $1,515 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for
63	JOHN HANCOCK Municipal Opportunities Fund |

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,419,905	$344,400
Class C	73,732	4,347
Class I	—	315,716
Class R6	—	8,326
Total	$1,493,637	$672,789
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	16,804,783	$151,257,108	16,536,355	$147,257,841
Distributions reinvested	2,061,791	18,579,025	1,735,339	15,403,659
Repurchased	(12,693,480)	(113,706,615)	(10,057,107)	(89,124,200)
Net increase	6,173,094	$56,129,518	8,214,587	$73,537,300
Class C shares
Sold	148,298	$1,345,840	240,771	$2,150,153
Distributions reinvested	21,433	193,277	23,206	205,718
Repurchased	(271,986)	(2,453,055)	(454,684)	(4,022,028)
Net decrease	(102,255)	$(913,938)	(190,707)	$(1,666,157)
Class I shares
Sold	29,287,530	$263,985,626	29,216,666	$260,041,019
Distributions reinvested	2,006,869	18,113,175	1,511,256	13,431,049
Repurchased	(18,775,968)	(168,309,401)	(18,570,523)	(163,661,729)
Net increase	12,518,431	$113,789,400	12,157,399	$109,810,339
| JOHN HANCOCK Municipal Opportunities Fund	64

	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	7,504,505	$67,636,041	8,841,215	$78,406,201
Distributions reinvested	696,466	6,288,187	539,085	4,794,304
Repurchased	(5,610,093)	(50,234,668)	(5,132,575)	(45,172,690)
Net increase	2,590,878	$23,689,560	4,247,725	$38,027,815
Total net increase	21,180,148	$192,694,540	24,429,004	$219,709,297
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $877,615,905 and $688,120,442, respectively, for the year ended May 31, 2025.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	723,702	$12	$279,924,553	$(272,690,013)	$4,246	$100	$328,063	—	$7,238,898
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
65	JOHN HANCOCK Municipal Opportunities Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND	66

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
98.92% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
67	JOHN HANCOCK MUNICIPAL OPPORTUNITIES FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543934	52A 5/25
7/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Short Duration Municipal Opportunities Fund
Fixed income
May 31, 2025

John Hancock
Short Duration Municipal Opportunities Fund

2	Fund’s investments
13	Financial statements
16	Financial highlights
20	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
1	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Fund’s investments
AS OF 5-31-25
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.6%				$53,563,863
(Cost $53,550,358)
Alabama 4.4%				2,391,107
Black Belt Energy Gas District Series A	5.250	05-01-55	500,000	526,912
City of Birmingham Birmingham Water Works Board (A)	3.750	09-01-26	500,000	497,793
Energy Southeast, a Cooperative District Series B	5.250	07-01-54	500,000	529,051
Lower Alabama Gas District Gas Project No. 2, Series A	4.000	12-01-50	250,000	249,439
Southeast Energy Authority, a Cooperative District Commodity Supply Project No. 5, Series A	5.250	01-01-54	265,000	273,697
Southeast Energy Authority, a Cooperative District Series C	5.000	05-01-55	300,000	314,215
Arizona 2.0%				1,054,570
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	4.000	06-01-49	300,000	295,461
Chandler Industrial Development Authority Intel Corp. Project, Series 2, AMT	5.000	09-01-52	450,000	458,405
Phenix City Industrial Development Board MeadWestvaco Coated Board Project, Series A, AMT	4.125	05-15-35	300,000	285,461
University of Arizona Board of Regents	5.000	06-01-37	15,000	15,243
Arkansas 0.6%				344,768
Little Rock School District Construction Bonds, GO	3.000	02-01-28	350,000	344,768
California 13.8%				7,436,693
California Community Choice Financing Authority Clean Energy Project, Series E	5.000	02-01-55	640,000	671,902
California Community Choice Financing Authority Clean Energy Project, Series H	5.000	01-01-56	515,000	547,803
California Housing Finance Agency Power Station Block 7B, Series L (A)	5.200	12-01-27	500,000	508,016
California Infrastructure & Economic Development Bank Brightline West Passenger Project, Series A, AMT (A)	9.500	01-01-65	700,000	678,074
California Infrastructure & Economic Development Bank California Academy of Sciences, Series A	3.250	08-01-29	300,000	299,733
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	2

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Northbay Healthcare, Series A	5.000	11-01-25	250,000	$250,172
California Municipal Finance Authority United Airlines, Inc. Project, AMT	4.000	07-15-29	100,000	97,363
California Municipal Finance Authority Westside Neighborhood School Project (A)	5.000	06-15-34	250,000	258,275
California Pollution Control Financing Authority Waste Management, Inc., Series B-1, AMT	3.000	11-01-25	350,000	348,368
California School Finance Authority Alliance for College Ready Public Schools Project, Series A (A)	5.000	07-01-36	300,000	300,114
California Statewide Communities Development Authority Kaiser Permanente, Series 2003-D	5.000	05-01-33	480,000	516,650
Independent Cities Finance Authority Union City Tropics	4.000	05-15-32	300,000	304,609
Los Angeles Department Water And Power Series A	5.000	07-01-28	1,000,000	1,037,259
Pacheco Union Elementary School District Certificates of Participation (B)(C)	3.236	02-01-27	140,000	132,634
Patterson Joint Unified School District 2008 Election, Series A, GO (B)(C)	3.162	08-01-26	535,000	515,607
San Francisco City & County Airport Commission Series C, AMT	5.000	05-01-32	400,000	428,461
San Joaquin Valley Clean Energy Authority Clean Energy Project, Series A	5.500	01-01-56	500,000	541,653
Colorado 1.7%				905,825
City of Longmont Water Enterprise Revenue	3.000	11-01-33	65,000	60,560
Colorado Housing and Finance Authority Series E-2, Class I	3.350	10-01-29	450,000	448,397
South Maryland Creek Ranch Metropolitan District, GO (B)	5.000	12-01-29	195,000	206,849
Trails at Crowfoot Metropolitan District No. 3 Series A, GO (B)	5.000	12-01-34	175,000	190,019
Connecticut 1.2%				640,953
City of Bridgeport Series B, GO	5.000	08-15-27	220,000	229,115
Stamford Housing Authority Mozaic Concierge Living Project, Series C	4.750	10-01-32	215,000	215,379
Town of Hamden Whitney Center Project	5.000	01-01-50	230,000	196,459
Delaware 1.9%				1,021,832
Delaware County Authority Cabrini University	5.000	07-01-31	30,000	31,065
Delaware State Economic Development Authority NRG Energy Project, Series B	1.250	10-01-40	500,000	492,494
3	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware Transportation Authority Transportation System Revenue	3.000	07-01-28	500,000	$498,273
District of Columbia 0.9%				509,863
Metropolitan Washington Airports Authority Aviation Revenue Series A, AMT	5.000	10-01-26	500,000	509,863
Florida 10.2%				5,472,637
Cabot Citrus Farms Community Development District	5.250	03-01-29	300,000	301,784
Capital Trust Authority KIPP Miami - North Campus Project, Series A (A)	5.000	06-15-34	300,000	306,434
County of Broward Port Facilities Revenue Series B, AMT	5.000	09-01-28	500,000	522,941
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-30	255,000	270,707
County of Miami-Dade Aviation Revenue Series A, AMT	5.000	10-01-34	500,000	534,275
Florida Development Finance Corp. Brightline Passenger Rail Expansion Project, Series A, AMT (A)	8.250	07-01-57	500,000	509,116
Florida Development Finance Corp. Imagine School at Broward Project, Series A (A)	5.000	12-15-34	200,000	203,679
Florida Development Finance Corp. Nova Southeastern University Project, Series A	5.000	04-01-27	25,000	25,803
Florida Development Finance Corp. Solid Waste Southeast LLC Project, Series A, AMT (A)	4.375	10-01-54	500,000	497,664
Jacksonville Housing Authority Westwood Apartments	5.000	02-01-34	300,000	312,252
North Miami Community Redevelopment Agency Series A	5.000	03-01-31	500,000	536,102
Palm Beach County Health Facilities Authority Acts Retirement-Life Communities	5.000	11-15-32	50,000	50,681
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-28	15,000	15,611
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-29	70,000	73,441
Palm Beach County Health Facilities Authority Jupiter Medical Center Project, Series A	5.000	11-01-30	200,000	211,275
Palm Beach County Health Facilities Authority Toby and Leon Cooperman Sinai Residences	4.000	06-01-26	300,000	299,521
Town of Davie Nova Southeastern University Project	5.000	04-01-31	330,000	342,570
Village Community Development District CDD No. 15 (A)	4.000	05-01-34	250,000	243,285
Winter Garden Village at Fowler Groves Community Development District	3.750	05-01-31	220,000	215,496
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	4

	Rate (%)	Maturity date	Par value^	Value
Georgia 6.6%				$3,536,884
Augusta Development Authority AU Health System, Inc. Project	5.000	07-01-26	250,000	254,319
City of Atlanta Airport Passenger Facility Charge Series D, AMT	5.000	07-01-26	500,000	509,118
Development Authority of Burke County Oglethorpe Power Corp. Vogtle Project, Series A	3.600	01-01-40	500,000	498,608
Georgia State Road & Tollway Authority Managed Lane System, Series A	4.000	07-15-38	5,000	4,950
Main Street Natural Gas, Inc. Series A	4.000	09-01-52	400,000	396,599
Main Street Natural Gas, Inc. Series A	5.000	05-15-26	550,000	556,177
Main Street Natural Gas, Inc. Series B	5.000	07-01-53	250,000	260,136
Main Street Natural Gas, Inc. Series D	5.000	04-01-54	500,000	523,022
Main Street Natural Gas, Inc. Series E-1	5.000	12-01-53	500,000	523,358
Municipal Electric Authority of Georgia Series A	5.000	01-01-29	10,000	10,597
Illinois 6.7%				3,615,566
Chicago Midway International Airport Series A, AMT	5.000	01-01-30	550,000	552,723
Chicago O’Hare International Airport Series E, AMT	5.000	01-01-27	500,000	512,452
City of Chicago Wastewater Transmission Revenue Series B (B)	5.000	01-01-30	250,000	255,809
Illinois Finance Authority Clark-Lindsey Village, Series A	4.600	06-01-27	220,000	217,624
Madison County Capital Resource Corp. Colgate University Refunding Project	5.000	07-01-36	300,000	339,112
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project, Series A	5.000	12-15-28	500,000	516,595
State of Illinois Series B, GO	5.250	10-01-29	500,000	533,523
State of Illinois, GO	4.125	11-01-31	525,000	522,678
Village of Bedford Park Hotel/Motel Tax Revenue Series A (B)	5.000	12-01-35	155,000	165,050
Indiana 1.5%				797,541
City of Whiting BP Products North America, Inc., Series A, AMT	4.400	03-01-46	175,000	177,101
Indiana Finance Authority Indiana Masonic Home Project, Series A	4.300	05-01-29	500,000	501,999
Indiana Finance Authority Indiana University Health, Series B-2	5.000	10-01-60	110,000	118,441
5	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Iowa 0.9%				$499,023
Iowa Finance Authority Gevo NW Iowa RNG Project, AMT	3.875	01-01-42	500,000	499,023
Kansas 1.1%				568,663
City of Prairie Village Meadowbrook TIF Project	3.125	04-01-36	350,000	321,029
City of Topeka Combined Utility Revenue Series A	3.000	08-01-27	250,000	247,634
Kentucky 1.8%				981,450
County of Trimble Louisville Gas and Electric Company Project, Series A	3.750	06-01-33	500,000	501,226
Kentucky Public Energy Authority Series A	5.000	05-01-55	250,000	259,179
Northern Kentucky Water District Series B	3.125	02-01-29	225,000	221,045
Maryland 0.1%				51,067
Maryland Health & Higher Educational Facilities Authority University of Maryland Medical System, Series B-2	5.000	07-01-45	50,000	51,067
Massachusetts 1.4%				774,302
City of Fall River, GO	2.000	12-01-32	400,000	346,878
Massachusetts Development Finance Agency Gingercare Living Issue, Series B-2 (A)	5.000	12-01-29	150,000	150,107
Massachusetts Development Finance Agency Tufts Medicine, Series E	8.500	10-01-26	250,000	251,477
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-30	15,000	15,526
Massachusetts Development Finance Agency Worcester Polytechnic Institute	5.000	09-01-37	10,000	10,314
Michigan 2.5%				1,328,746
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	100,000	102,571
Canyon Falls Municipal Utility District No. 1, GO (B)	4.000	02-15-31	145,000	148,728
Grand Valley State University Series A	5.000	12-01-32	500,000	505,733
Michigan Finance Authority McLaren Healthcare, Series D-2	1.200	10-15-38	345,000	321,468
Michigan State Hospital Finance Authority Corewell Health, Series B	5.000	08-15-55	200,000	214,277
Michigan Strategic Fund I-75 Improvement Project, AMT	5.000	12-31-32	35,000	35,969
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	6

	Rate (%)	Maturity date	Par value^	Value
Missouri 2.2%				$1,173,040
I-470 Western Gateway Transportation Development District Series A (A)	4.500	12-01-29	300,000	297,231
Industrial Development Authority of the City of St. Louis Union Station Phase 2 Redevelopment Project, Series A	4.875	06-15-34	385,000	380,175
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-27	200,000	200,089
Lee’s Summit Industrial Development Authority John Knox Village Project, Series A	5.000	08-15-32	145,000	145,469
Waynesville R-VI School District Certificates of Participation	5.000	04-15-30	140,000	150,076
Montana 0.5%				252,403
City of Forsyth NorthWestern Corp. Colstrip Project	3.875	07-01-28	250,000	252,403
New Hampshire 1.2%				636,234
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-34	75,000	79,986
New Hampshire Business Finance Authority Pennichuck Water Works, Inc., Series A, AMT	5.500	04-01-38	100,000	103,620
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.375	07-01-33	25,000	25,212
New Hampshire Health & Education Facilities Authority Catholic Medical Center	3.500	07-01-34	175,000	176,923
New Hampshire Health & Education Facilities Authority Darmouth College, Series B	3.300	06-01-40	250,000	250,493
New Jersey 2.9%				1,578,648
New Jersey Institute of Technology Series A (B)	5.000	07-01-36	500,000	553,918
New Jersey Transportation Trust Fund Authority Series AA	5.000	06-15-30	500,000	540,571
State of New Jersey, GO	2.000	06-01-27	500,000	484,159
New York 1.8%				944,060
Albany County Airport Authority Series B, AMT	5.000	12-15-26	500,000	512,168
Dutchess County Local Development Corp. Marist College Project, Series A	5.000	07-01-45	45,000	45,065
Farmingdale Union Free School District, GO	2.000	09-15-34	225,000	181,013
New York City Municipal Water Finance Authority Fiscal 2025, Series DD	5.000	06-15-35	150,000	170,128
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.000	11-01-26	5,000	5,149
7	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Transportation Development Corp. John F. Kennedy International Airport Project, Terminal 4, AMT	5.000	12-01-26	30,000	$30,537
North Carolina 1.0%				548,490
North Carolina Medical Care Commission The United Methodist Retirement Homes Project, Series 2024B-1	4.250	10-01-28	250,000	250,010
State of North Carolina Series C	3.000	05-01-28	300,000	298,480
North Dakota 1.2%				621,146
Cass County Joint Water Resource District Series A, GO	3.450	04-01-27	125,000	124,740
City of Bismarck Series T, GO	2.500	05-01-26	500,000	496,406
Ohio 2.0%				1,098,420
County of Ohio The Highlands Project	5.000	06-01-32	365,000	379,084
Jefferson County Port Authority JSW Steel Project, AMT (A)	5.000	12-01-53	300,000	300,224
North Lawrence Community Schools Building Corp. First Mortgage	5.000	01-15-32	250,000	274,830
Ohio Air Quality Development Authority FirstEnergy, Series D	3.375	08-01-29	150,000	144,282
Oklahoma 0.5%				249,053
Blaine County Educational Facilities Authority Watonga Public Schools Project	5.000	12-01-30	235,000	249,053
Oregon 2.9%				1,549,662
City of Newport Series B, GO (B)(C)	3.281	06-01-27	400,000	374,621
Oregon City School District No. 62 Series A, GO (C)	3.160	06-15-29	450,000	396,113
Oregon State Facilities Authority Southern Oregon Goodwill Project, Series A	5.000	12-01-28	320,000	329,007
Oregon State Lottery Series A	5.000	04-01-28	190,000	201,351
Washington County Oregon School District No.48 Series A, GO (C)	3.595	06-15-31	165,000	132,889
Washington County Oregon School District No.48 Series A, GO (C)	3.703	06-15-32	150,000	115,681
Pennsylvania 3.9%				2,120,930
Berks County Municipal Authority Tower Health Project, Series B	5.000	02-01-40	500,000	427,739
Boyertown Area School District, GO (B)	4.000	11-01-27	425,000	426,576
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	8

	Rate (%)	Maturity date	Par value^	Value
Pennsylvania (continued)
Chester County Industrial Development Authority Avon Grove Charter School	5.000	03-01-27	220,000	$222,972
City of Philadelphia Airport Revenue Private Activity, AMT	5.000	07-01-31	500,000	534,422
Lancaster County Hospital Authority Brethren Village Project	4.250	07-01-28	35,000	34,477
Pennsylvania Economic Development Financing Authority Energy Supply LLC Project, Series B	5.250	12-01-38	300,000	300,155
Philadelphia Authority for Industrial Development Philadelphia E&T Charter High School, Series A	4.000	06-01-31	180,000	174,589
Puerto Rico 0.3%				174,000
Puerto Rico Commonwealth CW Guarantee Bond Claims, GO (C)	2.771	11-01-43	290,000	174,000
South Carolina 1.7%				924,834
Fort Mill School District No. 4 Series E, GO	3.000	03-01-31	220,000	213,712
Laurens County Public Facilities Authority Laurens County Public Facilities Project	4.000	09-01-44	65,000	59,017
South Carolina Jobs-Economic Development Authority Wofford College	5.000	04-01-27	25,000	25,341
South Carolina Public Service Authority Series A	5.000	12-01-30	295,000	297,328
South Carolina Transportation Infrastructure Bank Series A	3.000	10-01-33	350,000	329,436
Tennessee 0.6%				318,131
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center, Series A	5.000	07-01-29	300,000	318,131
Texas 10.6%				5,693,884
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC Project, AMT (A)	12.000	06-01-43	100,000	85,000
City of Houston Airport System Revenue United Airlines, Inc. Terminal Project, Series B, AMT	5.250	07-15-33	500,000	513,246
City of Pflugerville Meadowlark Preserve Public Improvement District Project (A)	4.250	09-01-33	350,000	338,228
Dallas Fort Worth International Airport Series C, AMT	5.000	11-01-30	500,000	532,149
Decatur Hospital Authority Wise Health System, Series B	5.000	09-01-30	225,000	242,417
Elevon Municipal Utility District No. 1-A, GO (B)	4.000	09-01-33	310,000	313,141
9	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. Project, AMT	8.000	04-01-28	500,000	$500,536
Harris County Municipal Utility District No. 171 Series A, GO (B)	3.000	12-01-32	250,000	238,321
Harrisburg Redevelopment Authority (B)	5.000	09-01-30	450,000	480,510
League City, GO	3.000	02-15-32	215,000	200,778
Montgomery County Higher Education and Health Authority Thomas Jefferson University Project	5.000	09-01-26	230,000	234,069
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-29	120,000	127,292
Montgomery County Municipal Utility District No. 111, GO (B)	5.000	09-01-30	130,000	139,216
New Hope Cultural Education Facilities Finance Corp. Bella Vida Facility Living Project, Series B-1	5.250	10-01-30	250,000	248,768
Newark Higher Education Finance Corp. Village Tech Schools, Series A	4.375	08-15-29	260,000	255,931
Port Authority of Houston Series A, AMT, GO	5.000	10-01-32	345,000	355,714
Port of Beaumont Navigation District Jefferson Gulf Coast Energy Project, Series B (A)	10.000	07-01-26	300,000	306,950
Texas Municipal Gas Acquisition & Supply Corp. Series D	6.250	12-15-26	55,000	56,341
Texas Public Finance Authority Texas Southern University	5.000	05-01-26	520,000	525,277
Vermont 0.5%				244,586
Vermont Economic Development Authority Casella Waste Systems, Inc. Project, Series A-2, AMT (A)	4.375	06-01-52	250,000	244,586
Virgin Islands 0.0%				25,448
Matching Fund Special Purpose Securitization Corp. Series A	5.000	10-01-28	25,000	25,448
Virginia 0.9%				495,829
City of Norfolk Water Revenue Series 2025 (D)	5.000	11-01-34	265,000	294,399
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay, Series B-1	6.250	09-01-30	200,000	201,430
Washington 2.4%				1,266,014
Klickitat County Public Utility District No. 1 Electric Revenue Refunding (B)	5.000	12-01-32	300,000	329,794
Metropolitan Washington Airports Authority Series A, AMT	5.000	10-01-30	400,000	425,634
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	10

	Rate (%)	Maturity date	Par value^	Value
Washington (continued)
Port of Seattle Series B, AMT	5.000	08-01-26	500,000	$510,586
West Virginia 1.2%				639,960
West Virginia Economic Development Authority Appalachian Power - Amos Project, Series A, AMT	1.000	01-01-41	395,000	391,477
West Virginia Economic Development Authority Commercial Metals Company Project, AMT	4.625	04-15-55	250,000	248,483
Wisconsin 2.0%				1,077,601
Public Finance Authority Campus Real Estate Holding Corp. LLC Project, Series A	5.000	06-01-30	200,000	207,051
Public Finance Authority KSU Bixby Real Estate Foundation LLC Project, Series A	5.000	06-15-28	315,000	329,364
Public Finance Authority Midtown Project (A)(C)	6.232	12-15-34	350,000	194,937

Wisconsin Health & Educational Facilities Authority Three Pillars Senior Living Communities, Series B-2	4.200	08-15-28	350,000	346,249
Corporate bonds 0.2%				$131,776
(Cost $137,389)
Materials 0.2%				131,776
Paper and forest products 0.2%
Domtar Corp. (A)	6.750	10-01-28	150,000	131,776

	Yield (%)	Shares	Value
Short-term investments 0.0%			$195
(Cost $195)
Short-term funds 0.0%
John Hancock Collateral Trust (E)	4.2439(F)	19	195

Total investments (Cost $53,687,942) 99.8%			$53,695,834
Other assets and liabilities, net 0.2%			98,707
Total net assets 100.0%			$53,794,541

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,051,489 or 11.2% of the fund’s net assets as of 5-31-25.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
11	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed-delivery basis.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-25.
At 5-31-25, the aggregate cost of investments for federal income tax purposes was $53,654,249. Net unrealized appreciation aggregated to $41,585, of which $421,495 related to gross unrealized appreciation and $379,910 related to gross unrealized depreciation.
Insurance Coverage	As a % of total investments
Build America Mutual Assurance Company	3.3
Assured Guaranty Corp.	2.9
Assured Guaranty Municipal Corp.	2.6
TOTAL	8.8
The fund had the following portfolio composition as a percentage of net assets on 5-31-25:
General obligation bonds	14.3%
Revenue bonds	85.3%
Other revenue	21.3%
Health care	12.8%
Development	12.1%
Airport	11.9%
Education	8.1%
Utilities	6.3%
Housing	3.9%
Water and sewer	3.6%
Transportation	2.8%
Pollution	2.5%
Corporate bonds	0.2%
Short-term investments and other	0.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	12

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-25

Assets
Unaffiliated investments, at value (Cost $53,687,747)	$53,695,639
Affiliated investments, at value (Cost $195)	195
Total investments, at value (Cost $53,687,942)	53,695,834
Interest receivable	675,396
Receivable from affiliates	1,122
Other assets	51,897
Total assets	54,424,249
Liabilities
Due to custodian	126,163
Distributions payable	62,190
Payable for delayed-delivery securities purchased	300,825
Payable for fund shares repurchased	83,583
Payable to affiliates
Accounting and legal services fees	1,728
Transfer agent fees	2,407
Trustees’ fees	81
Other liabilities and accrued expenses	52,731
Total liabilities	629,708
Net assets	$53,794,541
Net assets consist of
Paid-in capital	$53,971,868
Total distributable earnings (loss)	(177,327)
Net assets	$53,794,541

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($364,995 ÷ 36,375 shares)[1]	$10.03
Class C ($90,222 ÷ 8,991 shares)	$10.03
Class I ($33,088,370 ÷ 3,296,656 shares)	$10.04
Class R6 ($20,250,954 ÷ 2,017,846 shares)	$10.04
Maximum offering price per share
Class A (net asset value per share ÷ 97.75%)[2]	$10.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-25

Investment income
Interest	$1,690,496
Dividends from affiliated investments	42,416
Total investment income	1,732,912
Expenses
Investment management fees	152,670
Distribution and service fees	1,704
Accounting and legal services fees	7,869
Transfer agent fees	14,941
Trustees’ fees	1,212
Custodian fees	19,669
State registration fees	74,173
Printing and postage	19,484
Professional fees	60,385
Other	14,082
Total expenses	366,189
Less expense reductions	(183,662)
Net expenses	182,527
Net investment income	1,550,385
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(43,073)
Affiliated investments	(10)
(43,083)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	321,512
Affiliated investments	(2)
321,510
Net realized and unrealized gain	278,427
Increase in net assets from operations	$1,828,812
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	14

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-25	Year ended 5-31-24
Increase (decrease) in net assets
From operations
Net investment income	$1,550,385	$873,494
Net realized gain (loss)	(43,083)	261,386
Change in net unrealized appreciation (depreciation)	321,510	97,269
Increase in net assets resulting from operations	1,828,812	1,232,149
Distributions to shareholders
From earnings
Class A	(14,903)	(7,382)
Class C	(3,469)	(3,099)
Class I	(933,159)	(128,696)
Class R6	(977,840)	(884,403)
Total distributions	(1,929,371)	(1,023,580)
From fund share transactions	20,549,591	13,358,375
Total increase	20,449,032	13,566,944
Net assets
Beginning of year	33,345,509	19,778,565
End of year	$53,794,541	$33,345,509
15	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[2]	0.36	0.35	0.28
Net realized and unrealized gain (loss) on investments	0.12	0.25	(0.12)
Total from investment operations	0.48	0.60	0.16
Less distributions
From net investment income	(0.36)	(0.34)	(0.31)
From net realized gain	(0.11)	(0.09)	—
Total distributions	(0.47)	(0.43)	(0.31)
Net asset value, end of period	$10.03	$10.02	$9.85
Total return (%)[3,4]	4.79	6.16	1.68[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.39	2.15[7]
Expenses including reductions	0.61	0.60	0.61[7]
Net investment income	3.58	3.54	2.87[7]
Portfolio turnover (%)	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	16

CLASS C SHARES Period ended	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.01	$9.85	$10.00
Net investment income[2]	0.29	0.28	0.19
Net realized and unrealized gain (loss) on investments	0.12	0.23	(0.10)
Total from investment operations	0.41	0.51	0.09
Less distributions
From net investment income	(0.28)	(0.26)	(0.24)
From net realized gain	(0.11)	(0.09)	—
Total distributions	(0.39)	(0.35)	(0.24)
Net asset value, end of period	$10.03	$10.01	$9.85
Total return (%)[3,4]	4.12	5.27	0.94[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.91	2.14	2.90[7]
Expenses including reductions	1.36	1.35	1.36[7]
Net investment income	2.84	2.76	1.97[7]
Portfolio turnover (%)	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
17	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[2]	0.38	0.36	0.29
Net realized and unrealized gain (loss) on investments	0.12	0.25	(0.11)
Total from investment operations	0.50	0.61	0.18
Less distributions
From net investment income	(0.37)	(0.35)	(0.33)
From net realized gain	(0.11)	(0.09)	—
Total distributions	(0.48)	(0.44)	(0.33)
Net asset value, end of period	$10.04	$10.02	$9.85
Total return (%)[3]	5.05	6.32	1.83[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$13	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	1.14	1.90[6]
Expenses including reductions	0.47	0.45	0.46[6]
Net investment income	3.73	3.70	2.97[6]
Portfolio turnover (%)	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Short Duration Municipal Opportunities Fund	18

CLASS R6 SHARES Period ended	5-31-25	5-31-24	5-31-23[1]
Per share operating performance
Net asset value, beginning of period	$10.02	$9.85	$10.00
Net investment income[2]	0.38	0.37	0.29
Net realized and unrealized gain (loss) on investments	0.13	0.24	(0.11)
Total from investment operations	0.51	0.61	0.18
Less distributions
From net investment income	(0.38)	(0.35)	(0.33)
From net realized gain	(0.11)	(0.09)	—
Total distributions	(0.49)	(0.44)	(0.33)
Net asset value, end of period	$10.04	$10.02	$9.85
Total return (%)[3]	5.11	6.33	1.84[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$20	$20	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	1.13	1.88[5]
Expenses including reductions	0.41	0.44	0.44[5]
Net investment income	3.79	3.67	2.99[5]
Portfolio turnover (%)	56	255	248

[1]	Period from 6-9-22 (commencement of operations) to 5-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
19	JOHN HANCOCK Short Duration Municipal Opportunities Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Short Duration Municipal Opportunities Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return exempt from federal income tax as is consistent with preservation of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	20

used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2025, by major security category or type:
	Total value at 5-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$53,563,863	—	$53,563,863	—
Corporate bonds	131,776	—	131,776	—
Short-term investments	195	$195	—	—
Total investments in securities	$53,695,834	$195	$53,695,639	—
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
21	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2025 were $1,174.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $181,812 that are a result of security transactions occurring after October 31, 2024, are treated as occurring on June 1, 2025, the first day of the fund’s next taxable year.
As of May 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2025 and 2024 was as follows:
	May 31, 2025	May 31, 2024
Ordinary income	$430,659	$177,163
Exempt Income	1,498,712	846,417
Total	$1,929,371	$1,023,580
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2025, the components of distributable earnings on a tax basis consisted of $25,090 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	22

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.370% of the ﬁrst $100 million of the fund’s average daily net assets, (b) 0.340% of the next $400 million of the fund’s average daily net assets, (c) 0.300% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.39% of the fund’s average daily net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This arrangement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to October 1, 2024, the cap was 0.43% of the fund’s average daily net assets.
For the year ended May 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,431
Class C	404
Class I	89,996
Class	Expense reduction
Class R6	$91,420
Total	$183,251

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
23	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2025, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A and Class C shares. The current waiver agreement expires on September 30, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $320 and $91 for Class A and Class C shares, respectively, for the year ended May 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,118 for the year ended May 31, 2025. Of this amount, $111 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,007 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 0.50% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	24

Class level expenses. Class level expenses for the year ended May 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$800	$193
Class C	904	54
Class I	—	13,711
Class R6	—	983
Total	$1,704	$14,941
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2025 and 2024 were as follows:
	Year Ended 5-31-25		Year Ended 5-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	57,294	$583,203	13,684	$136,538
Distributions reinvested	1,418	14,365	522	5,239
Repurchased	(45,099)	(461,833)	(214)	(2,118)
Net increase	13,613	$135,735	13,992	$139,659
Class C shares
Distributions reinvested	150	$1,521	133	$1,331
Net increase	150	$1,521	133	$1,331
Class I shares
Sold	2,450,703	$24,799,266	1,344,707	$13,594,948
Distributions reinvested	92,175	932,946	12,589	126,854
Repurchased	(535,202)	(5,415,723)	(73,316)	(741,698)
Net increase	2,007,676	$20,316,489	1,283,980	$12,980,104
Class R6 shares
Sold	8,199	$83,464	23,222	$235,240
Distributions reinvested	1,222	12,382	203	2,041
Net increase	9,421	$95,846	23,425	$237,281
Total net increase	2,030,860	$20,549,591	1,321,530	$13,358,375
Affiliates of the fund owned 56% and 100% of shares of Class C and Class R6, respectively, on May 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $42,992,630 and $23,326,486, respectively, for the year ended May 31, 2025.
25	JOHN HANCOCK Short Duration Municipal Opportunities Fund |

Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	19	$257,141	$23,077,863	$(23,334,797)	$(10)	$(2)	$42,416	—	$195
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Short Duration Municipal Opportunities Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Short Duration Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Short Duration Municipal Opportunities Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended May 31, 2025 and for the period from June 9, 2022 (commencement of operations) to May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the two years in the period ended May 31, 2025 and for the period from June 9, 2022 (commencement of operations) to May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2025.
98.87% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK SHORT DURATION MUNICIPAL OPPORTUNITIES FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Short Duration Municipal Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4543953	489A 5/25
7/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	July 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	July 11, 2025